UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-22704)

Cambria ETF Trust

(Exact name of registrant as specified in charter)

3300 Highland Avenue

Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centreville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

Cambria Cannabis ETF TOKE (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Cannabis ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/toke. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Cannabis ETF	$0	0.00%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$18,696,803
Number of Holdings	23
Net Advisory Fee	$0
30-Day SEC Yield	1.57%
30-Day SEC Yield Unsubsidized	1.57%
Portfolio Turnover	26%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	31.0%
First American Treasury Obligations Fund	15.0%
Village Farms International, Inc.	9.2%
WM Technology, Inc.	5.0%
Cronos Group, Inc.	4.9%
Turning Point Brands, Inc.	4.9%
High Tide, Inc.	4.5%
SNDL, Inc.	4.4%
British American Tobacco PLC	4.2%
Imperial Brands PLC	4.2%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/toke.

Cambria Cannabis ETF	PAGE 1	TSR-SAR-132061821

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Cannabis ETF	PAGE 2	TSR-SAR-132061821

Cambria Emerging Shareholder Yield ETF EYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Emerging Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/eyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Cambria Emerging Shareholder Yield ETF	$49	0.87%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$606,158,995
Number of Holdings	113
Net Advisory Fee	$1,624,952
30-Day SEC Yield	4.79%
30-Day SEC Yield Unsubsidized	4.79%
Portfolio Turnover	18%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
HD Hyundai Co. Ltd.	2.1%
Asustek Computer, Inc.	1.6%
Direcional Engenharia SA	1.5%
PetroChina Co. Ltd.	1.4%
Hanmi Semiconductor Co. Ltd.	1.4%
Samsung Life Insurance Co. Ltd.	1.4%
Huadian Power International Corp. Ltd.	1.3%
Woori Financial Group, Inc.	1.3%
HD Hyundai Construction Equipment Co. Ltd.	1.3%
Indian Bank	1.3%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/eyld.

Cambria Emerging Shareholder Yield ETF	PAGE 1	TSR-SAR-132061706

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Emerging Shareholder Yield ETF	PAGE 2	TSR-SAR-132061706

Cambria Fixed Income Trend ETF CFIT (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Fixed Income Trend ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://cambriafunds.com/cfit. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Fixed Income Trend ETF	$0	0.00%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$21,593,558
Number of Holdings	6
Net Advisory Fee	$0
30-Day SEC Yield	4.71%
30-Day SEC Yield Unsubsidized	4.71%
Portfolio Turnover	68%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
iShares Convertible Bond ETF	21.3%
Vanguard Emerging Markets Government Bond ETF	20.4%
State Street SPDR Portfolio High Yield Bond ETF	19.4%
iShares Preferred and Income Securities ETF	19.4%
Vanguard Long-Term Treasury ETF	18.9%
First American Treasury Obligations Fund	0.5%

*	Percentages are stated as a percent of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/cfit.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Fixed Income Trend ETF	PAGE 1	TSR-SAR-132061763

Cambria Foreign Shareholder Yield ETF FYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Foreign Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/fyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Foreign Shareholder Yield ETF	$32	0.59%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$451,319,351
Number of Holdings	101
Net Advisory Fee	$1,235,774
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.33%
Portfolio Turnover	20%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Finning International, Inc.	1.6%
Centerra Gold, Inc.	1.4%
Balfour Beatty PLC	1.3%
Intesa Sanpaolo SpA	1.3%
Fortescue Ltd.	1.3%
Power Corp. of Canada	1.3%
iA Financial Corp., Inc.	1.3%
Hang Seng Bank Ltd.	1.3%
Parex Resources, Inc.	1.3%
Osaka Gas Co. Ltd.	1.2%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/fyld.

Cambria Foreign Shareholder Yield ETF	PAGE 1	TSR-SAR-132061300

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Foreign Shareholder Yield ETF	PAGE 2	TSR-SAR-132061300

Cambria Global Asset Allocation ETF GAA (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Global Asset Allocation ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/gaa. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Global Asset Allocation ETF	$0	0.00%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$58,942,394
Number of Holdings	31
Net Advisory Fee	$0
30-Day SEC Yield	3.76%
30-Day SEC Yield Unsubsidized	3.76%
Portfolio Turnover	7%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Cambria Emerging Shareholder Yield ETF	9.6%
Cambria Global Real Estate ETF	6.8%
Cambria Global Value ETF	6.3%
Cambria Foreign Shareholder Yield ETF	6.3%
Cambria Tactical Yield ETF	5.5%
Vanguard Total International Bond ETF	4.7%
Alpha Architect US Quantitative Momentum ETF	4.2%
Cambria Value and Momentum ETF	4.1%
Cambria Shareholder Yield ETF	4.0%
VanEck Emerging Markets High Yield Bond ETF	3.8%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Global Asset Allocation ETF	PAGE 1	TSR-SAR-132061607

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gaa.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Asset Allocation ETF	PAGE 2	TSR-SAR-132061607

Cambria Global Momentum ETF GMOM (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Global Momentum ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/gmom. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Global Momentum ETF	$32	0.59%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$117,814,513
Number of Holdings	18
Net Advisory Fee	$333,669
30-Day SEC Yield	1.15%
30-Day SEC Yield Unsubsidized	1.15%
Portfolio Turnover	44%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Cambria Global Value ETF	11.9%
iShares Global Tech ETF	6.2%
Grizzle Growth ETF	6.1%
VanEck Gold Miners ETF	5.9%
United States Commodity Index Fund	5.9%
iShares Global Consumer Discretionary ETF	5.8%
iShares Global Utilities ETF	5.8%
Cambria Foreign Shareholder Yield ETF	5.8%
Invesco DB Precious Metals Fund	5.8%
Graniteshares Gold Trust	5.8%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gmom.

Cambria Global Momentum ETF	PAGE 1	TSR-SAR-132061508

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Momentum ETF	PAGE 2	TSR-SAR-132061508

Cambria Global Real Estate ETF BLDG (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Global Real Estate ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/bldg. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Global Real Estate ETF	$0	0.00%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$50,228,120
Number of Holdings	80
Net Advisory Fee	$0
30-Day SEC Yield	4.13%
30-Day SEC Yield Unsubsidized	4.13%
Portfolio Turnover	48%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Yeni Gimat Gayrimenkul Ortakligi AS	1.9%
Orion Properties, Inc.	1.7%
Kizilbuk Gayrimenkul Yatirim Ortakligi AS	1.7%
City Office REIT, Inc.	1.7%
Vukile Property Fund Ltd.	1.6%
Kilroy Realty Corp.	1.5%
CareTrust REIT, Inc.	1.5%
Welltower, Inc.	1.5%
Reysas Gayrimenkul Yatirim Ortakligi AS	1.5%
LXP Industrial Trust	1.5%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/bldg.

Cambria Global Real Estate ETF	PAGE 1	TSR-SAR-132061813

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Real Estate ETF	PAGE 2	TSR-SAR-132061813

Cambria Global Value ETF GVAL (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Global Value ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/gval. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Global Value ETF	$46	0.83%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$353,404,882
Number of Holdings	113
Net Advisory Fee	$811,900
30-Day SEC Yield	4.00%
30-Day SEC Yield Unsubsidized	4.00%
Portfolio Turnover	21%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Moneta Money Bank AS	3.4%
Komercni Banka AS	2.4%
CEZ AS	2.0%
Mineros SA	1.7%
AT&S Austria Technologie & Systemtechnik AG	1.5%
Grupo de Inversiones Suramericana SA	1.5%
Philip Morris CR AS	1.4%
KGHM Polska Miedz SA	1.2%
Tauron Polska Energia SA	1.1%
ORLEN SA	1.1%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gval.

Cambria Global Value ETF	PAGE 1	TSR-SAR-132061409

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Value ETF	PAGE 2	TSR-SAR-132061409

Cambria LargeCap Shareholder Yield ETF LYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria LargeCap Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/lyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria LargeCap Shareholder Yield ETF	$0	0.00%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$5,397,184
Number of Holdings	49
Net Advisory Fee	$0
30-Day SEC Yield	1.95%
30-Day SEC Yield Unsubsidized	1.95%
Portfolio Turnover	4%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.8%
Jabil, Inc.	3.6%
Bank of New York Mellon Corp.	3.1%
eBay, Inc.	2.9%
Newmont Corp.	2.7%
General Motors Co.	2.6%
Synchrony Financial	2.6%
TD SYNNEX Corp.	2.5%
Citizens Financial Group, Inc.	2.5%
Tenet Healthcare Corp.	2.4%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/lyld.

Cambria LargeCap Shareholder Yield ETF	PAGE 1	TSR-SAR-132061771

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria LargeCap Shareholder Yield ETF	PAGE 2	TSR-SAR-132061771

Cambria Micro and Small Cap Shareholder Yield ETF MYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Micro and Small Cap Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/myld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Micro and Small Cap Shareholder Yield ETF	$0	0.00%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$15,174,620
Number of Holdings	102
Net Advisory Fee	$0
30-Day SEC Yield	2.00%
30-Day SEC Yield Unsubsidized	2.00%
Portfolio Turnover	32%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Peabody Energy Corp.	1.8%
ODP Corp.	1.7%
Kohl’s Corp.	1.6%
Macy’s, Inc.	1.6%
First American Treasury Obligations Fund	1.5%
International Seaways, Inc.	1.5%
Nu Skin Enterprises, Inc.	1.5%
Premier, Inc.	1.4%
REV Group, Inc.	1.4%
Standard Motor Products, Inc.	1.4%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/myld.

Cambria Micro and Small Cap Shareholder Yield ETF	PAGE 1	TSR-SAR-132061797

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Micro and Small Cap Shareholder Yield ETF	PAGE 2	TSR-SAR-132061797

Cambria Shareholder Yield ETF SYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Shareholder Yield ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/syld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Shareholder Yield ETF	$32	0.59%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$872,051,368
Number of Holdings	102
Net Advisory Fee	$2,779,087
30-Day SEC Yield	2.16%
30-Day SEC Yield Unsubsidized	2.16%
Portfolio Turnover	23%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Peabody Energy Corp.	2.0%
Tenet Healthcare Corp.	1.6%
Fox Corp.	1.6%
Synchrony Financial	1.5%
First American Treasury Obligations Fund	1.5%
WESCO International, Inc.	1.4%
Ryder System, Inc.	1.4%
Federated Hermes, Inc.	1.4%
BorgWarner, Inc.	1.4%
Travel + Leisure Co.	1.3%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/syld.

Cambria Shareholder Yield ETF	PAGE 1	TSR-SAR-132061201

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Shareholder Yield ETF	PAGE 2	TSR-SAR-132061201

Cambria Tactical Yield ETF TYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Tactical Yield ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/tyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Tactical Yield ETF	$0	0.00%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$26,667,495
Number of Holdings	4
Net Advisory Fee	$0
30-Day SEC Yield	3.16%
30-Day SEC Yield Unsubsidized	3.16%
Portfolio Turnover	0%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	99.9%
First American Treasury Obligations Fund	0.1%

*	Percentages are stated as a percent of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/tyld.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Tactical Yield ETF	PAGE 1	TSR-SAR-132061789

Cambria Tail Risk ETF TAIL (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Tail Risk ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/tail. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Tail Risk ETF	$29	0.59%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$106,479,371
Number of Holdings	13
Net Advisory Fee	$313,355
30-Day SEC Yield	3.21%
30-Day SEC Yield Unsubsidized	3.21%
Portfolio Turnover	104%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	87.5%
S&P 500 Index	5.2%
First American Treasury Obligations Fund	4.5%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/tail.

Cambria Tail Risk ETF	PAGE 1	TSR-SAR-132061862

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Tail Risk ETF	PAGE 2	TSR-SAR-132061862

Cambria Trinity ETF TRTY (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Trinity ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/trty. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Trinity ETF	$0	0.00%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$117,478,213
Number of Holdings	35
Net Advisory Fee	$0
30-Day SEC Yield	2.87%
30-Day SEC Yield Unsubsidized	2.87%
Portfolio Turnover	15%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Cambria Global Value ETF	8.2%
Cambria Value and Momentum ETF	8.1%
Vanguard Intermediate-Term Treasury ETF	7.3%
Cambria Foreign Shareholder Yield ETF	6.3%
Cambria Emerging Shareholder Yield ETF	6.3%
iMGP DBi Managed Futures Strategy ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	3.9%
Cambria Global Real Estate ETF	3.9%
Cambria Tactical Yield ETF	3.7%
Vanguard Total Bond Market ETF	3.7%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Trinity ETF	PAGE 1	TSR-SAR-132061839

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/trty.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Trinity ETF	PAGE 2	TSR-SAR-132061839

Cambria Value and Momentum ETF VAMO (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about the Cambria Value and Momentum ETF for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/vamo. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment*
Cambria Value and Momentum ETF	$34	0.64%

* Annualized

KEY FUND STATISTICS (as of October 31, 2025)
Net Assets	$67,020,741
Number of Holdings	104
Net Advisory Fee	$174,057
30-Day SEC Yield	0.74%
30-Day SEC Yield Unsubsidized	0.74%
Portfolio Turnover	30%

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.3%
NEXTracker, Inc.	1.2%
Garrett Motion, Inc.	1.1%
Protagonist Therapeutics, Inc.	1.1%
Cardinal Health, Inc.	1.1%
Sanmina Corp.	1.1%
LendingClub Corp.	1.1%
Bread Financial Holdings, Inc.	1.1%
Warner Bros Discovery, Inc.	1.1%
Par Pacific Holdings, Inc.	1.1%

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/vamo.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Cambria Cannabis ETF (TOKE)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Fixed Income Trend ETF (CFIT)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Asset Allocation ETF (GAA)

Cambria Global Momentum ETF (GMOM)

Cambria Global Real Estate ETF (BLDG)

Cambria Global Value ETF (GVAL)

Cambria LargeCap Shareholder Yield ETF (LYLD)

Cambria Micro and SmallCap Shareholder Yield ETF (MYLD)

Cambria Shareholder Yield ETF (SYLD)

Cambria Tactical Yield ETF (TYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Value and Momentum ETF (VAMO)

All Funds above are traded on the Cboe BZX Exchange, Inc.

Semi-Annual Financial Statements

October 31, 2025 (Unaudited)

Cambria Cannabis ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 55.7%	Shares	Value
Consumer Staples - 34.1%(a)
Altria Group, Inc.	12,326	$694,940
Boston Beer Co., Inc. - Class A (b)	1,883	389,762
British American Tobacco PLC	15,351	787,303
Imperial Brands PLC	19,541	776,547
Philip Morris International, Inc.	5,003	722,083
Turning Point Brands, Inc.	10,229	919,587
Universal Corp.	7,317	370,826
Village Farms International, Inc. (b)	541,000	1,714,970
		6,376,018

Health Care - 16.7%
Cronos Group, Inc. (b)	367,975	923,617
High Tide, Inc. (b)	271,803	848,809
Jazz Pharmaceuticals PLC (b)	3,773	519,316
SNDL, Inc. (b)	385,732	829,324
		3,121,066

Information Technology - 4.9%
WM Technology, Inc. (b)	882,352	926,469
TOTAL COMMON STOCKS (Cost $8,970,936)		10,423,553

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Financials - 1.9%
Advanced Flower Capital, Inc.	106,465	346,011
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $636,263)		346,011

SHORT-TERM INVESTMENTS - 45.9%	Par	Value
U.S. Treasury Bills – 30.9%
3.90%, 11/20/2025 (c)	5,800,000	5,789,353

Money Market Funds - 15.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.03% (d)	2,798,423	2,798,423
TOTAL SHORT-TERM INVESTMENTS (Cost $8,586,504)		8,587,776

TOTAL INVESTMENTS - 103.5% (Cost $18,193,703)		19,357,340
Liabilities in Excess of Other Assets - (3.5)%		(660,537)
TOTAL NET ASSETS - 100.0%		$18,696,803

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	The rate shown is the annualized yield as of October 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Cambria Cannabis ETF

Schedule of Total Return Swap Contracts

October 31, 2025 (Unaudited)

Reference Entity	Counterparty	Long/Short	Financing Rate(a)	Payment Frequency	Maturity Date	Notional Amount	Upfront Payment (Receipts)	Value/ Unrealized Appreciation (Depreciation)(b)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	1.55%	Monthly	04/15/2026	$473,156	$—	$—
Glass House Brands, Inc.	Nomura Securities International, Inc.	Long	1.55%	Monthly	04/15/2026	919,209	—	—
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	1.55%	Monthly	04/15/2026	1,740,917	—	—
Grown Rogue International, Inc.	Nomura Securities International, Inc.	Long	1.55%	Monthly	04/15/2026	1,212,554	—	—
TerrAscend Corp.	Nomura Securities International, Inc.	Long	1.55%	Monthly	04/15/2026	422,316	—	—
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	1.55%	Monthly	04/15/2026	869,031	—	—
Vireo Growth, Inc.	Nomura Securities International, Inc.	Long	1.55%	Monthly	04/15/2026	807,069	—	—
Net Unrealized Appreciation (Depreciation)							$—	$—

(a) Floating rate based on the Overnight Bank Funding Rate (“OBFR”), which was 3.86% as of October 31, 2025.

(b) As of October 31, 2025, the balance of unrealized appreciation (depreciation) of swap contracts was $0 due to the reset of swaps on October 31, 2025.

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Brazil - 5.4%
Companhia de Saneamento de Minas Gerais COPASA MG	1,066,731	$7,467,186
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,091,175	6,180,002
Direcional Engenharia SA	2,810,272	8,911,466
Petroleo Brasileiro SA - Petrobras	656,964	3,835,582
TIM SA (d)	1,421,010	6,407,811
		32,802,047

China - 19.9%
Bank of Communications Co., Ltd. - Class H (e)	7,775,173	6,904,105
CGN Power Co., Ltd. - Class H (a)	17,422,755	6,905,829
China Feihe Ltd. (a)	6,677,886	3,566,443
China Pacific Insurance Group Co., Ltd. - Class H	1,728,396	7,006,515
China Petroleum & Chemical Corp. - Class H	10,051,660	5,342,396
China Shenhua Energy Co., Ltd. - Class H	1,159,922	6,039,527
Consun Pharmaceutical Group Ltd.	2,678,976	5,181,745
COSCO SHIPPING Holdings Co., Ltd. - Class H	2,912,249	5,055,786
Fufeng Group Ltd.	6,203,331	6,418,437
Huadian Power International Corp. Ltd. - Class H	13,876,849	8,179,082
JNBY Design Ltd.	2,926,534	6,782,902
Lonking Holdings Ltd.	18,060,670	7,205,163
PetroChina Co. Ltd. - Class H	8,204,666	8,468,052
Sinopec Engineering Group Co., Ltd. - Class H	7,640,833	7,197,804
Sinotruk Hong Kong Ltd.	1,992,896	6,657,905
Zhongsheng Group Holdings Ltd.	3,138,340	4,959,600
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	1,307,239	6,665,269
ZMJ Group Co., Ltd. - Class H	1,950,425	5,391,527
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H (e)	7,048,894	6,803,470
		120,731,557

Czech Republic - 3.2%
CEZ AS	115,685	7,085,607
Komercni Banka AS	117,076	5,995,081
Moneta Money Bank AS (a)	736,865	6,241,039
		19,321,727

Greece - 4.3%
Eurobank Ergasias Services and Holdings SA	1,969,226	7,401,877
JUMBO SA	171,432	5,441,909
National Bank of Greece SA	517,900	7,608,188
Piraeus Financial Holdings SA	751,598	5,866,756
		26,318,730

Hungary - 0.8%
Magyar Telekom Telecommunications PLC	994,294	5,213,183

India - 4.7%
Bank of Baroda	771,696	2,420,155
Coal India Ltd.	829,518	3,631,718
Indian Bank	833,031	8,058,056
Oil & Natural Gas Corp. Ltd. (e)	1,216,332	3,499,046
Oil India Ltd.	1,235,169	6,029,660
Vedanta Ltd.	878,370	4,883,558
		28,522,193

Indonesia - 1.0%
PT Indo Tambangraya Megah Tbk	1,968,641	2,781,904
PT United Tractors Tbk	2,222,770	3,595,461
		6,377,365

Mexico - 2.6%
Arca Continental SAB de CV	634,820	6,143,011

Banco del Bajio SA (a)	1,840,956	4,697,889
Genomma Lab Internacional SAB de CV - Class B	5,062,900	4,943,403
		15,784,303

Poland - 4.8%
Alior Bank SA	221,655	6,173,089
Bank Polska Kasa Opieki SA	116,067	5,954,209
Powszechna Kasa Oszczednosci Bank Polski SA	232,145	4,758,564
Powszechny Zaklad Ubezpieczen SA	329,658	5,272,028
XTB SA (a)	358,854	6,772,847
		28,930,737

Russia - 0.0%(b)
Alrosa PJSC (d)	538,800	0
Federal Grid Co. - Rosseti PJSC (d)(e)	328,200,000	4
Gazprom Neft PJSC (d)	223,200	0
Gazprom PJSC (d)(e)	423,000	0
Inter RAO UES PJSC (d)(e)	11,040,000	0
LUKOIL PJSC (d)(e)	17,160	0
Magnitogorsk Iron & Steel Works PJSC (d)	1,560,000	0
NovaBev Group PJSC (d)	162,720	0
Novolipetsk Steel PJSC (d)(e)	458,400	0
OGK-2 PJSC (d)(e)	94,200,000	1
Sberbank of Russia PJSC (d)(e)	276,600	0
Severstal PAO (d)(e)	85,200	0
Unipro PAO (d)(e)	21,240,000	0
		5

South Africa - 10.2%
Exxaro Resources Ltd.	384,761	3,924,729
FirstRand Ltd.	1,093,499	5,186,354
Investec Ltd.	779,063	5,859,992
Investec PLC	779,785	5,895,557
Momentum Group Ltd.	3,096,006	5,964,332
Motus Holdings Ltd.	1,007,350	6,063,564
Nedbank Group Ltd.	367,948	5,011,945
Reunert Ltd.	1,822,692	5,870,461
Sanlam Ltd.	1,174,157	6,160,811
Tiger Brands Ltd.	422,048	7,994,265
Truworths International Ltd.	1,280,566	3,829,695
		61,761,705

South Korea - 17.8%
DB Insurance Co., Ltd.	79,973	7,117,443
Doosan Bobcat, Inc.	103,023	4,360,264
GS Holdings Corp.	149,878	5,044,148
Hanmi Semiconductor Co., Ltd.	83,119	8,383,366
HD Hyundai Co., Ltd.	88,025	12,665,468
HD Hyundai Construction Equipment Co., Ltd.	114,958	8,068,644
KB Financial Group, Inc. (e)	93,528	7,654,230
KEPCO Plant Service & Engineering Co., Ltd.	171,048	6,086,776
Kia Corp.	83,562	7,032,170
KT&G Corp.	72,717	6,849,357
LG Uplus Corp.	505,016	5,401,961
Samsung C&T Corp.	43,970	6,974,711
Samsung Life Insurance Co., Ltd.	75,598	8,187,241
Shinhan Financial Group Co., Ltd.	113,825	5,856,025
Woori Financial Group, Inc.	458,252	8,169,574
		107,851,378

Taiwan - 21.1%
Advancetek Enterprise Co., Ltd.	2,650,905	3,035,420
Asustek Computer, Inc.	417,037	9,455,606
Catcher Technology Co., Ltd.	912,941	5,895,019
Chicony Electronics Co., Ltd.	1,714,024	7,248,402
Dimerco Express Corp.	2,583,070	6,747,358
Evergreen Marine Corp. (Taiwan) Ltd.	1,057,158	6,654,308

Holy Stone Enterprise Co., Ltd.	1,549,268	5,745,309
Huaku Development Co., Ltd.	1,799,456	6,087,747
IEI Integration Corp.	2,485,435	5,425,090
ITE Technology, Inc.	1,856,163	7,879,681
L&K Engineering Co., Ltd.	498,921	7,765,971
Novatek Microelectronics Corp.	316,400	4,044,930
Powertech Technology, Inc.	899,205	5,060,423
Radiant Opto-Electronics Corp.	1,227,093	5,269,063
Systex Corp.	1,541,561	6,494,003
TaiDoc Technology Corp.	912,935	3,652,809
Tong Yang Industry Co., Ltd.	1,348,448	4,241,727
Transcend Information, Inc.	1,541,421	6,643,840
Tripod Technology Corp.	596,051	6,621,496
Utechzone Co., Ltd.	1,665,155	4,707,133
Winstek Semiconductor Co., Ltd.	1,305,199	4,067,469
Wisdom Marine Lines Co., Ltd.	2,491,687	5,122,625
		127,865,429

Thailand - 1.1%
Kasikornbank PCL - NVDR	1,139,147	6,570,308

Turkey - 1.8%
Enerjisa Enerji AS (a)	3,198,301	6,274,310
Turkiye Petrol Rafinerileri AS	948,945	4,458,828
		10,733,138
TOTAL COMMON STOCKS (Cost $500,587,680)		598,783,805

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Money Market Funds – 1.3%
First American Treasury Obligations Fund - Class X, 4.03% (f)	7,631,555	7,631,555
TOTAL SHORT-TERM INVESTMENTS (Cost $7,631,555)		7,631,555

TOTAL INVESTMENTS - 100.0% (Cost $508,219,235)		606,415,360
Liabilities in Excess of Other Assets - (0.0) (c)		381,928
TOTAL NET ASSETS - 100.0%		$606,797,288

Percentages are stated as a percent of net assets.

AS – Aksjeselskap

NVDR - Non-Voting Depositary Receipt

PAO – Publichnoye Aktsionernoye Obshchestvo

PCL - Public Company Limited

PJSC - Public Joint Stock Company

PLC - Public Limited Company

PT Tbk – Perseroan Terbuka

SA – Sociedad Anónima

SAD de CV – Sociedad Anónima Bursátil de Capital Variable

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $34,458,357 or 5.7% of the Fund’s net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents less than -0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5 or 0.0% of net assets as of October 31, 2025.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Fixed Income Trend ETF
Schedule of Investments
October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.5%	Shares	Value
iShares Convertible Bond ETF	44,594	$4,606,560
iShares Preferred and Income Securities ETF	134,368	4,193,625
State Street SPDR Portfolio High Yield Bond ETF	176,439	4,199,248
Vanguard Emerging Markets Government Bond ETF	64,787	4,405,516
Vanguard Long-Term Treasury ETF	71,247	4,088,866
TOTAL EXCHANGE TRADED FUNDS (Cost $20,706,193)		21,493,815

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Money Market Funds – 0.5%
First American Treasury Obligations Fund - Class X, 4.03% (a)	99,407	99,407
TOTAL SHORT-TERM INVESTMENTS (Cost $99,407)		99,407

TOTAL INVESTMENTS - 100.0% (Cost $20,805,600)		21,593,222
Other Assets in Excess of Liabilities - 0.0% (b)		336
TOTAL NET ASSETS - 100.0%		$21,593,558

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Australia - 4.5%
AGL Energy Ltd.	489,474	$2,965,636
Fortescue Ltd.	430,807	6,001,165
New Hope Corp. Ltd.	1,161,127	3,152,862
Woodside Energy Group Ltd.	224,332	3,640,157
Yancoal Australia Ltd.	1,247,697	4,547,173
		20,306,993

Austria - 0.9%
OMV AG	78,488	4,293,648

Canada - 18.5%
Athabasca Oil Corp. (a)	1,078,451	5,297,870
Canadian Natural Resources Ltd.	116,776	3,735,866
Cenovus Energy, Inc.	234,985	3,970,728
Centerra Gold, Inc.	530,893	6,219,081
Finning International, Inc.	136,716	7,393,611
iA Financial Corp., Inc.	48,849	5,766,240
Imperial Oil Ltd.	56,265	4,976,417
Labrador Iron Ore Royalty Corp. (b)	161,816	3,338,886
MEG Energy Corp.	221,472	4,686,670
Mullen Group Ltd.	373,353	3,753,362
Parex Resources, Inc.	444,889	5,690,570
Power Corp. of Canada	124,284	5,821,866
Russel Metals, Inc.	119,231	3,690,291
Secure Waste Infrastructure Corp. (a)	419,061	5,231,727
Suncor Energy, Inc.	105,929	4,218,127
Tamarack Valley Energy Ltd.	1,221,533	5,425,939
Trican Well Service Ltd.	1,112,527	4,164,391
		83,381,642

Denmark - 1.8%
Dampskibsselskabet Norden AS	95,325	3,810,675
Scandinavian Tobacco Group AS (c)	320,417	4,248,192
		8,058,867

France - 9.8%
Amundi SA (c)	52,002	3,854,131
AXA SA	99,774	4,327,600
Bouygues SA	101,332	4,570,376
Coface SA	238,110	4,193,691
Metropole Television SA	286,382	3,947,957
Orange SA	333,023	5,310,664
Rubis SCA	145,500	5,279,505
SCOR SE	176,214	5,337,787
TotalEnergies SE	58,458	3,635,221
Vallourec SA	203,265	3,782,650
		44,239,582

Germany - 0.9%
Freenet AG	130,370	4,054,293

Hong Kong - 9.3%
BOC Hong Kong (Holdings) Ltd.	890,681	4,376,293
Hang Seng Bank Ltd.	292,800	5,712,399
Orient Overseas International Ltd.	276,252	4,781,630
Shougang Fushan Resources Group Ltd.	11,476,147	4,504,475
Skyworth Group Ltd. (a)	10,043,993	5,092,732
United Energy Group Ltd.	65,805,988	4,191,977
VTech Holdings Ltd.	579,803	4,734,350
WH Group Ltd. (c)	5,030,238	4,829,204
Yue Yuen Industrial Holdings Ltd.	2,098,340	3,850,735
		42,073,795

Ireland - 1.2%
Bank of Ireland Group PLC	327,729	5,358,456

Italy - 4.3%
Anima Holding SpA (c)	666,431	4,716,491
Eni SpA (b)	250,784	4,608,850
Intesa Sanpaolo SpA	938,780	6,033,677
Saipem SpA	1,621,395	4,216,222
		19,575,240

Japan - 20.3%
Aisin Corp.	267,835	4,821,934
Amada Co., Ltd.	383,424	4,585,364
Aoyama Trading Co., Ltd.	256,720	3,798,077
Artience Co., Ltd.	147,619	3,012,535
Daicel Corp.	517,058	4,457,281
Dai-ichi Life Holdings, Inc.	628,832	4,427,245
Idemitsu Kosan Co., Ltd.	557,402	3,875,519
Isetan Mitsukoshi Holdings Ltd.	265,349	4,174,542
Japan Post Holdings Co., Ltd.	405,124	3,802,556
Kansai Paint Co., Ltd.	224,783	3,608,547
Kawasaki Kisen Kaisha Ltd.	263,013	3,776,833
Kuraray Co., Ltd.	331,710	3,599,928
Nagase & Co., Ltd.	176,777	3,866,818
NGK Insulators Ltd.	277,099	4,685,744
Nippon Electric Glass Co., Ltd.	139,802	4,717,218
Nippon Shokubai Co., Ltd.	372,192	4,318,210
Nippon Yusen KK	109,818	3,798,843
Osaka Gas Co., Ltd.	175,001	5,505,190
Press Kogyo Co., Ltd.	958,510	4,073,870
Sompo Holdings, Inc.	143,276	4,377,025
Tokyo Gas Co., Ltd.	126,378	4,429,913
Tsukishima Holdings Co., Ltd.	235,059	3,894,008
		91,607,200

Luxembourg - 2.1%
Aperam SA	136,581	4,763,813
RTL Group SA (b)	118,608	4,573,046
		9,336,859

Netherlands - 4.6%
Aegon Ltd.	562,788	4,285,277
ASR Nederland NV	65,062	4,342,116
NN Group NV	79,061	5,411,254
Signify NV (c)	170,018	4,072,264
Stellantis NV	255,860	2,588,770
		20,699,681

Norway - 3.5%
Aker Solutions ASA	1,376,721	3,792,039
Equinor ASA	158,284	3,781,596
Hoegh Autoliners ASA	473,520	4,247,036
Wallenius Wilhelmsen ASA	511,171	3,999,339
		15,820,010

Singapore - 0.9%
Venture Corp. Ltd.	371,531	4,255,937

Spain - 1.2%
Repsol SA	295,194	5,401,529

United Kingdom - 14.0%
Aberdeen Group PLC	1,845,919	4,922,709
Balfour Beatty PLC	689,340	6,085,528
Beazley PLC	353,753	4,324,262

BP PLC	744,682	4,326,964
British American Tobacco PLC	104,225	5,345,363
Drax Group PLC	469,079	4,446,086
Future PLC	420,650	3,390,244
Kingfisher PLC	924,930	3,752,163
Legal & General Group PLC	1,311,709	4,097,745
Rio Tinto PLC	58,445	4,212,100
Shell PLC	117,731	4,404,028
Subsea 7 SA	244,378	4,463,305
Tesco PLC	809,605	4,886,070
TORM PLC - Class A	201,613	4,348,763
		63,005,330
TOTAL COMMON STOCKS (Cost $395,528,180)		441,469,062

SHORT-TERM INVESTMENTS – 2.2%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 1.5%
First American Government Obligations Fund - Class X, 4.03% (d)	6,655,021	6,655,021

Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.03% (d)	3,172,939	3,172,939
TOTAL SHORT-TERM INVESTMENTS (Cost $9,827,960)		9,827,960

TOTAL INVESTMENTS - 100.0% (Cost $405,356,140)		451,297,022
Other Assets in Excess of Liabilities - 0.0% (e)		22,329
TOTAL NET ASSETS - 100.0%		$451,319,351

Percentages are stated as a percent of net assets.

AB – Aktiebolag

AG – Aktiengesellschaft

AS – Aksjeselskap

ASA – Advanced Subscription Agreement

KK – Kabushiki Kaisha

NV – Naamloze Vennootschap

PLC - Public Limited Company

SA – Sociedad Anónima

SCA – Société en Commandite par Actions

SE – Societas Europeae

SpA – Societa per Azioni

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $6,346,730.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $21,720,282 or 4.8% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Global Asset Allocation ETF

Schedule of Investments

October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)	4,858	$554,638
Alpha Architect International Quantitative Momentum ETF	35,972	1,310,795
Alpha Architect US Quantitative Momentum ETF	36,345	2,446,815
Cambria Emerging Shareholder Yield ETF (b)	148,661	5,678,850
Cambria Foreign Shareholder Yield ETF (b)	119,733	3,705,736
Cambria Global Real Estate ETF (b)	159,640	4,025,147
Cambria Global Value ETF (b)	124,261	3,719,132
Cambria LargeCap Shareholder Yield ETF (b)	43,506	1,175,167
Cambria Micro and SmallCap Shareholder Yield ETF (b)	48,813	1,237,707
Cambria Shareholder Yield ETF (b)	34,829	2,344,688
Cambria Tactical Yield ETF (b)	128,415	3,263,025
Cambria Value and Momentum ETF (b)	73,247	2,396,539
Graniteshares Gold Trust (a)	49,541	1,953,897
Invesco Global Ex US High Yield Corporate Bond ETF	55,736	1,112,212
JPMorgan USD Emerging Markets Sovereign Bond ETF	43,264	1,762,372
Schwab US TIPS ETF	61,626	1,661,437
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	71,295	2,076,823
SPDR FTSE International Government Inflation-Protected Bond ETF	28,259	1,103,514
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (c)	92,093	2,125,507
VanEck Bitcoin ETF (a)	9,329	289,479
VanEck Emerging Markets High Yield Bond ETF (c)	112,713	2,256,514
VanEck Gold Miners ETF	10,824	779,977
VanEck J.P. Morgan EM Local Currency Bond ETF	66,973	1,707,142
Vanguard Intermediate-Term Corporate Bond ETF (c)	20,173	1,695,541
Vanguard Intermediate-Term Treasury ETF	18,383	1,106,289
Vanguard Long-Term Treasury ETF	19,660	1,128,287
Vanguard Short-Term Corporate Bond ETF	13,839	1,105,736
Vanguard Total Bond Market ETF	29,981	2,235,983
Vanguard Total International Bond ETF	55,339	2,758,649
TOTAL EXCHANGE TRADED FUNDS (Cost $53,040,388)		58,717,598

SHORT-TERM INVESTMENTS - 6.8%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 6.4%
First American Government Obligations Fund - Class X, 4.03% (d)	3,795,607	3,795,607

Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.03% (d)	222,684	222,684
TOTAL SHORT-TERM INVESTMENTS (Cost $4,018,291)		4,018,291

TOTAL INVESTMENTS - 106.4% (Cost $57,058,679)		62,735,889
Liabilities in Excess of Other Assets - (6.4)%		(3,793,495)
TOTAL NET ASSETS - 100.0%		$58,942,394

Percentages are stated as a percent of net assets.

EM – Emerging Markets

FTSE – Financial Times Stock Exchange

SPDR – Standard & Poor’s Depository Receipt

TIPS – Treasury Inflation-Protected Security

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $3,719,304.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Transactions with affiliated companies during the period ended October 31, 2025, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Emerging Shareholder Yield ETF	$4,924,593	$—	$419,783	$(500,160)	$(154,494)	$5,678,850	148,661	$149,784	$1,020,635	$(31,507)
Cambria Foreign Shareholder Yield ETF	2,549,071	554,253	240,163	—	(103,358)	3,705,736	119,733	103,072	445,341	20,266
Cambria Global Real Estate ETF	3,495,521	82,277	316,321	—	(113,192)	4,025,147	159,640	82,270	229,996	14,224
Cambria Global Value ETF	3,696,455	—	300,853	(732,130)	(99,397)	3,719,132	124,261	82,268	549,055	4,294
Cambria LargeCap Shareholder Yield ETF	1,043,456	—	89,396	(31,874)	(32,120)	1,175,167	43,506	16,436	103,633	2,676
Cambria Micro and SmallCap Shareholder Yield ETF	927,207	58,631	86,865	—	(34,672)	1,237,707	48,813	14,041	192,055	7,621
Cambria Shareholder Yield ETF	1,870,315	135,736	168,664	—	(65,089)	2,344,688	34,829	28,854	200,536	34,526
Cambria Tactical Yield ETF	3,118,565	—	256,475	(24,752)	(88,346)	3,263,025	128,415	70,256	(64)	1,147
Cambria Value and Momentum ETF	2,314,147	—	194,411	(132,577)	(264,604)	2,396,539	73,247	7,830	156,512	128,650
	$23,939,330	$830,897	$2,072,931	$(1,421,493)	$(955,272)	$27,545,991	881,105	$554,811	$2,897,699	$181,897

The accompanying notes are an integral part of these financial statements.

Cambria Global Momentum ETF

Schedule of Investments

October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.7%	Shares	Value
Cambria Emerging Shareholder Yield ETF (a)	179,071	$6,840,512
Cambria Foreign Shareholder Yield ETF (a)(b)	222,325	6,880,959
Cambria Global Value ETF (a)	466,574	13,964,560
Graniteshares Gold Trust (b)(c)	173,533	6,844,141
Grizzle Growth ETF (d)(e)	159,382	7,170,198
Invesco DB Precious Metals Fund (b)	74,832	6,877,008
iShares Global Consumer Discretionary ETF (b)	33,341	6,891,468
iShares Global Financials ETF	59,471	6,798,986
iShares Global Industrials ETF	39,012	6,799,792
iShares Global Infrastructure ETF	110,612	6,747,332
iShares Global Tech ETF (b)	66,015	7,297,958
iShares Global Utilities ETF	86,048	6,883,109
United States Commodity Index Fund (b)(c)	88,670	6,925,561
VanEck Bitcoin Trust (c)	214,027	6,641,258
VanEck Gold Miners ETF (b)	97,096	6,996,738
Vanguard FTSE All World ex-US Small-Cap ETF	47,883	6,816,624
TOTAL EXCHANGE TRADED FUNDS (Cost $96,928,160)		117,376,204

SHORT-TERM INVESTMENTS - 7.8%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 7.4%
First American Government Obligations Fund - Class X, 4.03% (f)	8,751,368	8,751,368

Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.03% (f)	485,393	485,393
TOTAL SHORT-TERM INVESTMENTS (Cost $9,236,761)		9,236,761

TOTAL INVESTMENTS - 107.5% (Cost $106,164,921)		126,612,965
Liabilities in Excess of Other Assets - (7.5)%		(8,798,452)
TOTAL NET ASSETS - 100.0%		$117,814,513

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $8,488,406.
(c)	Non-income producing security.
(d)	Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.
(e)	Affiliated investment due to Fund holding more than 5% of the outstanding shares.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Transactions with affiliated companies during the period ended October 31, 2025, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Emerging Shareholder Yield ETF	$—	$6,619,900	$—	$(318,969)	$(181,784)	$6,840,512	179,071	$182,814	$686,380	$34,985
Cambria Foreign Shareholder Yield ETF	6,283,002	255,903	—	(374,026)	(184,386)	6,880,959	222,325	196,545	855,777	44,689
Cambria Global Value ETF	6,284,673	6,760,412	—	(263,767)	(177,204)	13,964,560	466,574	208,454	1,387,815	72,631
Grizzle Growth ETF	—	6,804,017	—	—	—	7,170,198	159,382	—	366,181	—
	$12,567,675	$20,440,232	$—	$(956,762)	$(643,374)	$34,856,229	1,027,352	$587,813	$3,296,153	$152,305

Transactions with investments no longer affiliated as of October 31, 2025:

Security Name	Market Value as of April 30, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Tactical Yield ETF	12,402,162	—	—	(12,385,076)	—	—	—	—	26,850	(43,937)
Cambria Tail Risk ETF	6,146,684	—	—	(5,602,679)	(77,197)	—	—	53,016	67,439	(534,247)
	$18,548,846	$—	$—	$(17,987,755)	$(77,197)	$—	—	53,016	$94,289	$(578,184)

Grand Total	$31,116,521	$20,440,232	$—	$(18,944,517)	$(720,571)	$34,856,229	1,027,352	640,829	$3,390,442	$(425,879)

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETF

Schedule of Investments

October 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 93.3%	Shares	Value
Australia - 1.2%
Charter Hall Long Wale REIT	216,931	$603,237

Belgium - 2.4%
Cofinimmo SA (a)	7,045	601,314
Retail Estates NV	8,004	580,301
		1,181,615

Canada - 4.3%
City Office REIT, Inc.	122,360	844,284
CT REIT	53,722	624,723
Granite REIT	12,268	689,433
		2,158,440

France - 2.5%
ICADE SA (a)	26,401	642,702
Klepierre SA	16,297	622,523
		1,265,225

Hong Kong - 4.0%
Fortune REIT	1,080,490	698,028
Link REIT	120,641	628,469
Sunlight REIT	2,232,200	677,943
		2,004,440

Italy - 1.4%
Immobiliare Grande Distribuzione SIIQ SpA	172,469	698,766

Japan - 6.1%
AEON REIT Investment Corp.	713	603,304
Global One Real Estate Investment Corp.	646	593,980
Hankyu Hanshin REIT, Inc.	552	635,421
Ichigo Hotel REIT Investment Corp.	708	605,046
Tokyu REIT, Inc.	473	607,095
		3,044,846

Mexico - 1.4%
Fibra MTY SAPI de CV	885,526	682,549

Netherlands - 2.3%
NSI NV	22,176	522,724
Wereldhave NV	30,521	648,013
		1,170,737

Singapore - 1.3%
Sasseur REIT	1,255,556	665,591

South Africa - 3.0%
Hyprop Investments Ltd.	245,440	726,658
Vukile Property Fund Ltd.	599,826	782,585
		1,509,243

Turkey - 5.4%
Emlak Konut GYO AS	1,231,990	592,354
Reysas GYO AS (a)	1,514,335	743,232
Sinpas GYO AS (a)	5,815,761	676,251
Torunlar GYO AS	380,851	695,519
		2,707,356

United Kingdom - 1.1%
Target Healthcare REIT PLC	452,406	560,448

United States - 56.9%(b)
Agree Realty Corp.	8,700	635,187
Alpine Income Property Trust, Inc.	41,404	607,811
American Healthcare REIT, Inc.	15,008	680,163
American Homes 4 Rent - Class A	17,708	559,573
AvalonBay Communities, Inc.	3,127	543,848
Brandywine Realty Trust	144,350	495,120
Brixmor Property Group, Inc.	25,058	655,517
Broadstone Net Lease, Inc.	39,640	710,349
BXP, Inc.	9,082	646,548
Camden Property Trust	5,498	546,941
CareTrust REIT, Inc.	21,883	758,246
Chatham Lodging Trust	93,885	600,864
COPT Defense Properties	23,021	648,502
Cousins Properties, Inc.	21,068	546,293
DiamondRock Hospitality Co.	78,864	616,716
Douglas Emmett, Inc.	43,024	556,730
EastGroup Properties, Inc.	3,776	659,025
EPR Properties	11,292	553,534
Essential Properties Realty Trust, Inc.	19,825	592,371
Four Corners Property Trust, Inc.	23,495	555,422
Franklin Street Properties Corp.	371,724	446,069
Gladstone Commercial Corp.	44,186	505,046
Highwoods Properties, Inc.	20,095	575,320
Innovative Industrial Properties, Inc.	11,201	561,730
Kilroy Realty Corp.	17,971	759,275
LTC Properties, Inc.	18,020	632,142
LXP Industrial Trust	76,903	729,809
Mid-America Apartment Communities, Inc.	4,303	551,774
National Health Investors, Inc.	8,853	659,637
NETSTREIT Corp. (c)	35,233	656,038
NNN REIT, Inc.	14,985	606,293
Omega Healthcare Investors, Inc.	17,231	724,219
Orion Properties, Inc.	344,176	850,115
Paramount Group, Inc. (a)	102,280	668,911
Piedmont Realty Trust, Inc. - Class A	83,829	675,662
Regency Centers Corp.	9,100	627,445
Rexford Industrial Realty, Inc.	17,610	727,645
Sabra Health Care REIT, Inc.	34,829	620,653
Sila Realty Trust, Inc.	26,263	622,433
SITE Centers Corp.	52,950	388,123
Sun Communities, Inc.	5,025	636,165
Tanger, Inc.	21,122	687,732
UMH Properties, Inc.	37,160	540,306
VICI Properties, Inc.	19,641	589,034
Welltower, Inc.	4,177	756,204
WP Carey, Inc.	9,588	632,808
		28,599,348
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $46,966,412)		46,851,841

COMMON STOCKS - 6.2%	Shares	Value
Singapore - 1.2%
Stoneweg Europe Stapled Trust	335,010	586,944

Turkey - 5.0%
Kizilbuk GYO AS (a)	2,199,260	849,289
Ronesans GYO AS (a)	189,322	701,843
Yeni Gimat GYO AS	295,030	964,632
		2,515,764
TOTAL COMMON STOCKS (Cost $2,409,524)		3,102,708

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 0.1%
First American Government Obligations Fund - Class X, 4.03% (d)	54,574	54,574

Money Market Funds – 0.3%
First American Treasury Obligations Fund - Class X, 3.98% (d)	169,266	169,266
TOTAL SHORT-TERM INVESTMENTS (Cost $223,840)		223,840

TOTAL INVESTMENTS - 99.9% (Cost $49,599,776)		50,178,389
Other Assets in Excess of Liabilities - 0.1%		49,731
TOTAL NET ASSETS - 100.0%		$50,228,120

Percentages are stated as a percent of net assets.

AS – Aksjeselskap

GYO - Gayrimenkul Yatirim Ortakliği

NV – Naamloze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA – Sociedad Anónima

SAPI de CV – Sociedad Anónima Promotora de Inversión de Capital Variable

SIIQ - Società di Investimento Immobiliare Quotata

SpA – Società per Azioni

(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $52,788.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Austria - 8.6%
ANDRITZ AG	39,508	$2,987,338
AT&S Austria Technologie & Systemtechnik AG (a)	146,812	5,457,412
BAWAG Group AG (b)	24,324	3,137,333
Erste Group Bank AG	34,951	3,615,676
OMV AG	52,932	2,895,620
Raiffeisen Bank International AG	94,719	3,530,796
Verbund AG - Class A	38,340	2,958,681
voestalpine AG	102,065	3,632,868
Wienerberger AG	73,294	2,174,565
		30,390,289

Brazil - 5.6%
Banco Santander Brasil SA	527,285	3,054,949
Centrais Eletricas Brasileiras SA	363,626	3,759,306
JBS NV (a)	189,411	2,504,262
Telefonica Brasil SA	563,276	3,377,594
TIM SA	819,993	3,697,624
Vale SA	287,699	3,476,484
		19,870,219

Chile - 8.3%
Banco Itau Chile SA	199,202	3,619,049
Banco Santander Chile	45,693,543	3,304,789
CAP SA (a)	535,302	3,577,956
Cencosud SA	806,018	2,499,592
Compania Sud Americana de Vapores SA	46,691,951	2,323,328
Colbun SA	17,217,490	2,588,423
Empresas CMPC SA	1,775,547	2,561,927
Empresas Copec SA	399,780	2,858,328
Enel Americas SA	28,464,570	2,687,759
Quinenco SA	706,588	3,231,016
		29,252,167

Colombia - 9.8%
Celsia SA	2,828,029	3,587,612
Cementos Argos SA	1,082,907	2,899,237
Ecopetrol SA	6,526,261	3,013,681
Grupo Argos SA	757,588	3,419,756
Grupo Cibest SA	229,238	3,716,888
Grupo de Inversiones Suramericana SA	424,650	5,162,335
Grupo Energia Bogota SA ESP	3,999,259	3,268,157
Interconexion Electrica SA ESP	537,605	3,486,712
Mineros SA	1,721,379	6,073,348
		34,627,726

Czech Republic - 9.2%
CEZ AS	115,808	7,093,140
Komercni Banka AS	162,682	8,330,416
Moneta Money Bank AS (b)	1,427,387	12,089,567
Philip Morris CR AS	5,735	4,889,984
		32,403,107

Greece - 0.0%(c)
FF Group (a)(d)	25,214	0

Hong Kong - 8.8%
BOC Hong Kong Holdings Ltd.	670,766	3,295,757
China Overseas Land & Investment Ltd.	1,617,790	2,712,782
China Resources Land Ltd.	839,397	3,031,121
CK Asset Holdings Ltd.	668,689	3,307,926
CK Hutchison Holdings Ltd.	491,780	3,259,315

Geely Automobile Holdings Ltd.	1,179,525	2,793,015
Sino Land Co., Ltd.	2,674,072	3,320,845
Swire Pacific Ltd. - Class A	315,674	2,608,087
Swire Properties Ltd.	1,281,659	3,496,686
Wharf Real Estate Investment Co., Ltd.	1,129,954	3,213,670
		31,039,204

Poland - 9.2%
Alior Bank SA	98,026	2,730,023
Allegro.eu SA (a)(b)	303,070	2,831,279
Asseco Poland SA	61,163	3,557,491
KGHM Polska Miedz SA	81,582	4,282,337
Orange Polska SA	1,087,503	2,649,703
ORLEN SA	147,612	3,999,474
PGE Polska Grupa Energetyczna SA (a)	1,113,888	3,378,160
Powszechny Zaklad Ubezpieczen SA	168,762	2,698,912
Tauron Polska Energia SA (a)	1,488,447	4,030,455
XTB SA (b)	117,155	2,211,130
		32,368,964

Russia - 0.0%(c)
Alrosa PJSC (d)	1,262,976	0
Gazprom Neft PJSC (d)	334,880	0
Gazprom PJSC (a)(d)	373,048	0
Rosneft Oil Co. PJSC (a)(d)	198,016	0
Sberbank of Russia PJSC (a)(d)	287,609	0
Severstal PAO (a)(d)	82,992	0
Unipro PAO (a)(d)	22,421,984	0
		0

Singapore - 9.6%
CapitaLand Investment Ltd.	1,433,772	2,908,081
Genting Singapore Ltd.	4,909,978	2,753,752
Jardine Cycle & Carriage Ltd.	140,687	3,511,771
Oversea-Chinese Banking Corp., Ltd.	218,821	2,863,031
Seatrium Ltd.	1,741,377	2,903,187
Sembcorp Industries Ltd.	549,507	2,756,823
Singapore Airlines Ltd.	535,289	2,726,618
Singapore Telecommunications Ltd.	975,334	3,184,672
United Overseas Bank Ltd.	99,832	2,659,170
UOL Group Ltd.	633,797	3,871,148
Venture Corp., Ltd.	326,338	3,738,245
		33,876,498

South Africa - 0.2%
Valterra Platinum Ltd.	9,551	583,441

Thailand - 8.5%
Bangkok Bank PCL - NVDR	644,823	3,160,799
Central Pattana PCL - NVDR	1,844,603	3,066,257
Central Retail Corp. PCL - NVDR	4,438,807	2,814,150
Charoen Pokphand Foods PCL - NVDR	3,567,106	2,327,693
Global Power Synergy PCL - NVDR	2,710,939	3,479,325
Kasikornbank PCL - NVDR	566,020	3,264,658
Krung Thai Bank PCL - NVDR	4,126,192	3,477,307
Minor International PCL - NVDR	3,677,293	2,615,672
PTT Exploration & Production PCL - NVDR	899,477	2,976,466
PTT PCL - NVDR	2,994,687	2,847,893
		30,030,220

Turkey - 8.2%
BIM Birlesik Magazalar AS	218,477	2,800,188
Haci Omer Sabanci Holding AS	1,373,756	2,663,951
Iskenderun Demir ve Celik AS	3,026,956	2,781,224
Pegasus Hava Tasimaciligi AS (a)	432,708	2,160,762
Turk Hava Yollari AO	355,269	2,462,570
Turkcell Iletisim Hizmetleri AS	1,129,877	2,678,669

Turkiye Garanti Bankasi AS	986,175	3,156,398
Turkiye Is Bankasi AS - Class C	9,934,345	2,988,288
Turkiye Petrol Rafinerileri AS	800,174	3,759,794
Turkiye Sigorta AS	12,506,991	3,672,928
		29,124,772

United Kingdom - 8.2%
Anglo American PLC (a)	82,651	3,121,630
Aviva PLC - Class B (a)	365,720	3,212,259
Barclays PLC	662,835	3,544,013
BP PLC	548,666	3,188,016
Legal & General Group PLC	878,364	2,743,986
Lloyds Banking Group PLC	2,861,413	3,348,546
Rio Tinto PLC	44,663	3,218,839
Shell PLC	83,202	3,112,383
Vodafone Group PLC	3,050,949	3,692,995
		29,182,667
TOTAL COMMON STOCKS (Cost $294,170,266)		332,749,274

PREFERRED STOCKS - 3.7%	Shares	Value
Brazil - 2.7%
Gerdau SA	1,014,302	3,559,517
Itau Unibanco Holding SA	428,556	3,148,880
Petroleo Brasileiro SA - Petrobras	497,468	2,744,421
		9,452,818

Colombia - 1.0%
Banco Davivienda SA (a)	501,990	3,622,972
TOTAL PREFERRED STOCKS (Cost $11,105,822)		13,075,790

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
United Kingdom - 0.8%
Segro PLC	324,103	2,969,344
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,169,961)		2,969,344

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds – 1.1%
First American Treasury Obligations Fund - Class X, 4.03% (e)	3,873,085	3,873,085
TOTAL SHORT-TERM INVESTMENTS (Cost $3,873,085)		3,873,085

TOTAL INVESTMENTS - 99.8% (Cost $312,319,134)		352,667,493
Other Assets in Excess of Liabilities - 0.2%		955,480
TOTAL NET ASSETS - 100.0%		$353,622,973

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft

AO - Anonim Ortakligi

AS - Aksjeselskap

ESP - Empresas de Participación

NV - Naamloze Vennootschap

NVDR - Non-Voting Depositary Receipt

PAO – Publichnoye Aktsionemoye Obshchestvo

PCL - Public Company Limited

PJSC - Public Joint Stock Company

PLC - Public Limited Company

SA – Sociedad Anónima

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $20,269,309 or 5.7% of the Fund’s net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria LargeCap Shareholder Yield ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communication Services - 9.6%
AT&T, Inc.	5,288	$130,878
Comcast Corp. - Class A	2,608	72,594
Fox Corp. - Class A	1,857	120,055
Interpublic Group of Cos., Inc.	3,552	91,144
Verizon Communications, Inc.	2,546	101,178
		515,849

Consumer Discretionary - 12.6%
eBay, Inc.	1,896	154,164
General Motors Co.	2,048	141,496
Lennar Corp. - Class A	632	78,223
PulteGroup, Inc.	864	103,568
Toll Brothers, Inc.	808	109,039
Yum China Holdings, Inc.	2,109	91,235
		677,725

Consumer Staples - 7.5%
Conagra Brands, Inc.	3,520	60,509
General Mills, Inc.	1,576	73,457
Kraft Heinz Co.	3,128	77,356
Molson Coors Beverage Co. - Class B	1,976	86,391
US Foods Holding Corp. (a)	1,505	109,293
		407,006

Energy - 7.3%
EOG Resources, Inc.	784	82,978
Marathon Petroleum Corp.	568	110,709
Phillips 66	704	95,843
Valero Energy Corp.	632	107,162
		396,692

Financials - 27.8%(b)
Aflac, Inc.	1,120	120,053
American Financial Group, Inc.	808	106,397
American International Group, Inc.	1,344	106,122
Bank of New York Mellon Corp.	1,560	168,371
Citizens Financial Group, Inc.	2,640	134,297
Corebridge Financial, Inc.	3,424	111,485
Hartford Insurance Group, Inc.	1,000	124,180
MetLife, Inc.	1,368	109,194
PayPal Holdings, Inc. (a)	1,166	80,769
Principal Financial Group, Inc.	1,192	100,176
Prudential Financial, Inc.	816	84,864
Synchrony Financial	1,870	139,090
Truist Financial Corp.	2,544	113,539
		1,498,537

Health Care - 6.7%
Centene Corp. (a)	1,536	54,328
Cigna Group	304	74,301
Pfizer, Inc.	4,027	99,266
Tenet Healthcare Corp. (a)	637	131,534
		359,429

Industrials - 4.2%
L3Harris Technologies, Inc.	422	122,000
Textron, Inc.	1,332	107,639
		229,639

Information Technology - 6.1%
Jabil, Inc.	872	192,616

TD SYNNEX Corp.	872	136,459
		329,075

Materials - 13.3%
Ball Corp.	1,835	86,245
CF Industries Holdings, Inc.	1,360	113,274
Eastman Chemical Co.	1,048	62,377
Newmont Corp.	1,776	143,803
Nucor Corp.	640	96,032
Reliance, Inc.	336	94,896
Steel Dynamics, Inc.	776	121,677
		718,304
TOTAL COMMON STOCKS (Cost $5,199,457)		5,132,256

SHORT-TERM INVESTMENTS - 4.8%	Shares	Value
Money Market Funds – 4.8%
First American Treasury Obligations Fund - Class X, 4.03% (c)	257,149	257,149
TOTAL SHORT-TERM INVESTMENTS (Cost $257,149)		257,149

TOTAL INVESTMENTS - 99.9% (Cost $5,456,606)		5,389,405
Other Assets in Excess of Liabilities - 0.1%		7,779
TOTAL NET ASSETS - 100.0%		$5,397,184

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Micro and SmallCap Shareholder Yield ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 6.7%
Cars.com, Inc. (a)	12,526	$134,529
Gray Media, Inc.	29,909	136,684
Nexstar Media Group, Inc.	758	148,364
Scholastic Corp.	6,460	185,208
Spok Holdings, Inc.	8,497	121,422
TEGNA, Inc.	7,296	143,512
Ziff Davis, Inc. (a)	4,400	149,160
		1,018,879

Consumer Discretionary - 20.8%
Academy Sports & Outdoors, Inc.	2,749	131,650
Adtalem Global Education, Inc. (a)	1,387	135,954
American Eagle Outfitters, Inc.	11,245	187,904
Columbia Sportswear Co.	2,263	112,313
Ethan Allen Interiors, Inc.	4,902	118,481
G-III Apparel Group Ltd. (a)	4,961	133,203
Golden Entertainment, Inc.	4,906	99,101
KB Home	2,684	167,535
Kohl’s Corp. (b)	15,203	247,353
Laureate Education, Inc. (a)	6,912	200,655
Lear Corp.	1,471	153,940
Macy’s, Inc.	12,590	245,379
ODP Corp. (a)	9,216	256,942
Signet Jewelers Ltd.	1,673	165,376
Standard Motor Products, Inc.	5,452	202,433
Strategic Education, Inc.	1,624	123,391
Sturm Ruger & Co., Inc.	3,865	163,915
Travel + Leisure Co.	2,727	171,201
Tri Pointe Homes, Inc. (a)	4,200	133,770
		3,150,496

Consumer Staples - 3.7%
Central Garden & Pet Co. (a)	3,976	121,944
Edgewell Personal Care Co.	5,869	113,800
Nu Skin Enterprises, Inc. - Class A	19,624	210,369
Spectrum Brands Holdings, Inc.	1,962	105,713
		551,826

Energy - 13.4%
CNX Resources Corp. (a)	4,548	153,086
Dorian LPG Ltd.	6,040	174,254
FutureFuel Corp.	34,569	135,856
Helmerich & Payne, Inc.	5,822	152,886
International Seaways, Inc.	4,327	221,672
Liberty Energy, Inc.	10,072	182,404
Murphy Oil Corp.	5,404	152,933
Navigator Holdings Ltd.	9,989	164,219
Peabody Energy Corp.	9,778	268,113
Tidewater, Inc. (a)	2,848	144,080
VAALCO Energy, Inc.	37,969	149,218
World Kinect Corp.	4,926	127,337
		2,026,058

Financials - 28.3%(c)
Banc of California, Inc.	9,600	162,912
Bancorp, Inc. (a)	2,201	143,879
Bread Financial Holdings, Inc.	2,534	158,755
Brighthouse Financial, Inc. (a)	2,565	146,385
Capitol Federal Financial, Inc.	24,957	150,740
Cathay General Bancorp	3,252	147,803
CNO Financial Group, Inc.	3,236	129,505

Columbia Banking System, Inc.	6,033	161,684
Employers Holdings, Inc.	2,805	106,955
Enact Holdings, Inc.	3,993	142,630
First Hawaiian, Inc.	6,273	153,877
First Interstate BancSystem, Inc. - Class A	4,849	151,531
Genworth Financial, Inc. - Class A (a)	19,334	163,179
Hanmi Financial Corp.	5,664	149,530
HarborOne Bancorp, Inc. (b)	11,820	143,022
Heritage Financial Corp.	6,495	144,124
Hilltop Holdings, Inc.	4,684	151,293
Jackson Financial, Inc. - Class A	1,483	149,501
Kearny Financial Corp.	24,318	155,392
Metropolitan Bank Holding Corp.	2,024	134,131
MGIC Investment Corp.	5,648	154,868
Navient Corp.	9,843	120,380
Pathward Financial, Inc.	1,714	116,655
PROG Holdings, Inc.	4,857	140,513
Radian Group, Inc.	4,149	140,817
SLM Corp.	4,469	119,993
Stellar Bancorp, Inc.	5,239	154,184
Univest Financial Corp.	4,562	133,940
Western Union Co. (b)	13,075	121,990
WSFS Financial Corp.	2,870	149,498
		4,299,666

Health Care - 4.4%
Definitive Healthcare Corp. (a)	37,378	103,537
Premier, Inc. - Class A	7,441	209,241
SIGA Technologies, Inc.	22,835	189,074
Tactile Systems Technology, Inc. (a)	11,284	170,050
		671,902

Industrials - 15.5%
ACCO Brands Corp.	39,494	148,497
Atkore, Inc.	2,065	143,001
Boise Cascade Co.	1,346	94,879
Civeo Corp.	6,011	124,909
Concentrix Corp.	2,799	112,828
Deluxe Corp.	8,123	147,107
Genco Shipping & Trading Ltd.	10,019	170,724
IBEX Holdings Ltd. (a)	5,323	198,920
Janus International Group, Inc. (a)	17,002	163,219
Kennametal, Inc.	5,909	129,703
Luxfer Holdings PLC	11,190	136,518
ManpowerGroup, Inc.	3,425	105,010
Matson, Inc.	1,068	107,815
MillerKnoll, Inc.	6,390	99,812
REV Group, Inc.	3,996	204,875
Sensata Technologies Holding PLC	5,071	161,410
Wabash National Corp.	12,179	97,676
		2,346,903

Information Technology - 2.9%
Avnet, Inc.	2,762	133,819
Photronics, Inc. (a)	6,352	151,813
ScanSource, Inc. (a)	3,697	158,620
		444,252

Materials - 2.8%
Kronos Worldwide, Inc.	16,789	82,602
Ryerson Holding Corp.	6,436	141,978
SunCoke Energy, Inc.	14,887	119,245
Sylvamo Corp.	2,048	83,149
		426,974
TOTAL COMMON STOCKS (Cost $15,252,173)		14,936,956

SHORT-TERM INVESTMENTS – 4.7%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 3.2%
First American Government Obligations Fund - Class X, 4.03% (d)	483,780	483,780

Money Market Funds – 1.5%
First American Treasury Obligations Fund - Class X, 4.03% (d)	232,217	232,217
TOTAL SHORT-TERM INVESTMENTS (Cost $715,997)		715,997

TOTAL INVESTMENTS - 103.2% (Cost $15,968,170)		15,652,953
Liabilities in Excess of Other Assets - (3.2)%		(478,333)
TOTAL NET ASSETS - 100.0%		$15,174,620

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $471,777.
(c)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Shareholder Yield ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 6.6%
Comcast Corp. - Class A	214,483	$5,970,134
Fox Corp. - Class A	215,431	13,927,614
Interpublic Group of Cos., Inc.	289,268	7,422,617
TEGNA, Inc.	444,255	8,738,496
Verizon Communications, Inc.	212,900	8,460,646
Yelp, Inc. (a)	234,149	7,722,234
Ziff Davis, Inc. (a)	161,878	5,487,664
		57,729,405

Consumer Discretionary - 20.5%
Academy Sports & Outdoors, Inc.	169,904	8,136,702
ADT, Inc.	1,012,952	8,954,496
BorgWarner, Inc.	275,528	11,836,683
Columbia Sportswear Co.	102,046	5,064,543
Dillard’s, Inc. - Class A	19,059	11,436,925
Ethan Allen Interiors, Inc.	272,640	6,589,709
Garrett Motion, Inc.	659,020	11,163,799
H&R Block, Inc.	167,515	8,332,196
Haverty Furniture Cos., Inc.	312,574	6,817,239
KB Home	136,395	8,513,776
Kohl’s Corp. (b)	358,362	5,830,550
Lear Corp.	86,356	9,037,155
Lennar Corp. - Class A	57,498	7,116,527
LKQ Corp.	211,311	6,753,500
ODP Corp. (a)	390,639	10,891,015
PulteGroup, Inc.	80,991	9,708,391
PVH Corp.	92,076	7,212,313
Taylor Morrison Home Corp. (a)	136,940	8,116,434
Toll Brothers, Inc.	75,359	10,169,697
Travel + Leisure Co.	184,460	11,580,399
Whirlpool Corp. (b)	82,088	5,879,963
		179,142,012

Consumer Staples - 3.5%
Cal-Maine Foods, Inc.	94,414	8,289,549
Kraft Heinz Co.	254,943	6,304,740
Molson Coors Beverage Co. - Class B	159,833	6,987,899
Spectrum Brands Holdings, Inc.	160,011	8,621,393
		30,203,581

Energy - 11.8%
APA Corp.	365,888	8,287,363
EOG Resources, Inc.	72,695	7,694,039
Exxon Mobil Corp.	76,905	8,794,856
HF Sinclair Corp.	167,537	8,644,909
Marathon Petroleum Corp.	49,740	9,694,824
Murphy Oil Corp.	243,441	6,889,380
Peabody Energy Corp.	644,953	17,684,611
Phillips 66	61,674	8,396,298
Plains GP Holdings LP	515,030	8,894,568
Valero Energy Corp.	57,419	9,735,966
World Kinect Corp.	308,202	7,967,022
		102,683,836

Financials - 25.7%(c)
Aflac, Inc.	106,971	11,466,221
American Financial Group, Inc.	69,053	9,092,899
Ameriprise Financial, Inc.	20,615	9,333,854
Assured Guaranty Ltd.	110,325	8,889,988
Bread Financial Holdings, Inc.	148,939	9,331,028
Citizens Financial Group, Inc.	167,644	8,528,050

Comerica, Inc.	129,556	9,911,034
Corebridge Financial, Inc.	266,250	8,669,100
Federated Hermes, Inc.	246,285	11,939,897
Fifth Third Bancorp	197,355	8,213,915
First Interstate BancSystem, Inc. - Class A	270,928	8,466,500
Jackson Financial, Inc. - Class A	86,610	8,731,154
Loews Corp.	91,610	9,120,692
M&T Bank Corp.	44,480	8,178,538
MetLife, Inc.	123,852	9,885,867
Northern Trust Corp.	67,340	8,664,638
Old Republic International Corp.	218,742	8,631,559
PayPal Holdings, Inc. (a)	137,493	9,524,140
Principal Financial Group, Inc.	106,696	8,966,732
PROG Holdings, Inc.	275,212	7,961,883
SLM Corp.	403,299	10,828,578
Synchrony Financial	176,245	13,109,103
Truist Financial Corp.	195,125	8,708,429
Western Union Co. (b)	828,630	7,731,118
		223,884,917

Health Care - 7.4%
Centene Corp. (a)	155,706	5,507,321
Cigna Group	27,344	6,683,147
Pfizer, Inc.	328,563	8,099,078
Premier, Inc. - Class A	381,308	10,722,381
Tenet Healthcare Corp. (a)	68,795	14,205,480
Universal Health Services, Inc. - Class B	51,040	11,076,191
Viatris, Inc.	775,190	8,030,968
		64,324,566

Industrials - 11.6%
Atkore, Inc.	109,696	7,596,448
Boise Cascade Co.	67,346	4,747,220
Builders FirstSource, Inc. (a)	51,557	5,989,377
ManpowerGroup, Inc.	211,058	6,471,038
Matson, Inc.	76,351	7,707,634
REV Group, Inc.	221,093	11,335,438
Ryder System, Inc.	74,057	12,532,666
SkyWest, Inc. (a)	109,778	11,030,493
Textron, Inc.	94,276	7,618,444
Timken Co.	107,989	8,478,216
Wabash National Corp.	615,243	4,934,249
WESCO International, Inc.	48,336	12,544,642
		100,985,865

Information Technology - 0.9%
Avnet, Inc.	170,589	8,265,037

Materials - 10.5%
Cabot Corp.	99,528	6,716,149
CF Industries Holdings, Inc.	125,405	10,444,982
Dow, Inc.	173,160	4,129,866
Eastman Chemical Co.	95,222	5,667,613
Greif, Inc. - Class A	137,309	7,811,509
Huntsman Corp.	682,768	5,653,319
LyondellBasell Industries NV - Class A	144,649	6,714,607
Newmont Corp.	104,907	8,494,320
Olin Corp.	234,361	4,851,273
Reliance, Inc.	32,794	9,262,009
Ryerson Holding Corp.	280,725	6,192,794
Steel Dynamics, Inc.	66,567	10,437,706
Sylvamo Corp.	125,654	5,101,552
		91,477,699
TOTAL COMMON STOCKS (Cost $924,476,995)		858,696,918

SHORT-TERM INVESTMENTS – 2.4%	Shares	Value
Investments Purchases with Proceeds from Securities Lending – 0.9%
First American Government Obligations Fund - Class X, 4.03% (d)	8,233,771	8,233,771

Money Market Funds – 1.5%
First American Treasury Obligations Fund - Class X, 4.03% (d)	13,091,189	13,091,189
TOTAL SHORT-TERM INVESTMENTS -2.4% (Cost $21,324,960)		21,324,960

TOTAL INVESTMENTS - 100.9% (Cost $945,753,571)		880,021,878
Liabilities in Excess of Other Assets - (0.9)%		(7,970,510)
TOTAL NET ASSETS - 100.0%		$872,051,368

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $8,014,469.
(c)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Tactical Yield ETF

Schedule of Investments

October 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS – 100.0%	Shares	Value
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.03% (a)	27,544	$27,544

U.S. Treasury Bills – 99.9%	Par
3.97%, 12/26/2025 (b)	$8,827,000	$8,776,187
4.06%, 03/19/2026 (b)	9,127,000	8,998,764
3.66%, 06/11/2026 (b)	9,065,000	8,864,905
TOTAL SHORT-TERM INVESTMENTS (Cost $26,657,685)		26,639,856

TOTAL INVESTMENTS - 100.0% (Cost $26,657,685)		26,667,400
Other Assets in Excess of Liabilities - 0.0% (c)		95
TOTAL NET ASSETS - 100.0%		$26,667,495

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(b)	The rate shown is the annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Tail Risk ETF

Schedule of Investments

October 31, 2025 (Unaudited)

U.S. TREASURY OBLIGATIONS - 87.5%		Par	Value
United States Treasury Bond, 4.25%, 05/15/2035		$91,963,000	$93,198,753
TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,436,533)			93,198,753

PURCHASED OPTIONS - 5.2% (a)	Notional Amount	Contracts	Value
Put Options - 5.2%
S&P 500 Index (b)(c)
Expiration: 12/19/2025; Exercise Price: $4,800.00	$32,148,940	47	16,215
Expiration: 03/20/2026; Exercise Price: $4,700.00	109,443,200	160	323,200
Expiration: 03/20/2026; Exercise Price: $5,500.00	13,680,400	20	89,800
Expiration: 06/18/2026; Exercise Price: $5,000.00	49,933,460	73	375,220
Expiration: 06/18/2026; Exercise Price: $5,300.00	29,412,860	43	293,045
Expiration: 06/18/2026; Exercise Price: $5,500.00	18,468,540	27	223,695
Expiration: 09/18/2026; Exercise Price: $5,600.00	27,360,800	40	517,400
Expiration: 09/18/2026; Exercise Price: $5,800.00	27,360,800	40	616,800
Expiration: 09/18/2026; Exercise Price: $6,000.00	40,357,180	59	1,082,060
Expiration: 12/18/2026; Exercise Price: $6,100.00	28,044,820	41	987,690
Expiration: 12/18/2026; Exercise Price: $6,200.00	25,308,740	37	961,815
TOTAL PURCHASED OPTIONS (Cost $12,539,562)			5,486,940

SHORT-TERM INVESTMENTS - 4.5%		Shares	Value
Money Market Funds – 4.5%
First American Treasury Obligations Fund - Class X, 4.03% (d)		4,840,778	4,840,778
TOTAL SHORT-TERM INVESTMENTS (Cost $4,840,778)			4,840,778

TOTAL INVESTMENTS - 97.2% (Cost $109,816,873)			103,526,471
Other Assets in Excess of Liabilities - 2.8%			2,952,900
TOTAL NET ASSETS - 100.0%			$106,479,371

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Trinity ETF

Schedule of Investments

October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)	9,432	$1,076,851
Cambria Chesapeake Pure Trend ETF (b)	150,582	2,337,575
Cambria Emerging Shareholder Yield ETF (b)	192,328	7,346,929
Cambria Foreign Shareholder Yield ETF (b)	238,077	7,368,483
Cambria Global Real Estate ETF (b)	179,837	4,534,392
Cambria Global Value ETF (b)(c)	320,724	9,599,269
Cambria LargeCap Shareholder Yield ETF (b)	44,205	1,194,048
Cambria Micro and SmallCap Shareholder Yield ETF (b)	50,470	1,279,722
Cambria Shareholder Yield ETF (b)	35,284	2,375,319
Cambria Tactical Yield ETF (b)	170,507	4,332,583
Cambria Value and Momentum ETF (b)(c)	289,044	9,457,115
Graniteshares Gold Trust (a)	57,984	2,286,889
Grizzle Growth ETF	50,947	2,291,978
iMGP DBi Managed Futures Strategy ETF	167,281	4,745,762
Invesco DB Precious Metals Fund	25,112	2,307,775
iShares Global Consumer Discretionary ETF	11,319	2,339,598
iShares Global Financials ETF (c)	19,010	2,173,307
iShares Global Industrials ETF	13,489	2,351,133
iShares Global Infrastructure ETF	37,890	2,311,290
iShares Global Tech ETF (c)	22,309	2,466,260
iShares Global Utilities ETF	30,110	2,408,544
JPMorgan USD Emerging Markets Sovereign Bond ETF (c)(d)	83,808	3,413,944
Schwab US TIPS ETF	79,630	2,146,825
Simplify Managed Futures Strategy ETF	65,556	1,785,090
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF (c)	158,598	4,619,960
SPDR FTSE International Government Inflation-Protected Bond ETF (c)	54,826	2,140,955
United States Commodity Index Fund (a)	30,232	2,361,267
VanEck Bitcoin ETF (a)	79,600	2,469,988
VanEck Gold Miners ETF	43,223	3,114,649
VanEck J. P. Morgan EM Local Currency Bond ETF	130,724	3,332,155
Vanguard FTSE All World ex-US Small-Cap ETF	15,552	2,213,983
Vanguard Intermediate-Term Treasury ETF	142,604	8,581,909
Vanguard Total Bond Market ETF	58,091	4,332,427
TOTAL EXCHANGE TRADED FUNDS (Cost $102,099,148)		117,097,974

SHORT-TERM INVESTMENTS - 2.7%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 2.4%
First American Government Obligations Fund - Class X, 4.03% (e)	2,766,950	2,766,950

Money Market Funds – 0.3%
First American Treasury Obligations Fund - Class X, 4.03% (e)	370,544	370,544
TOTAL SHORT-TERM INVESTMENTS (Cost $3,137,494)		3,137,494

TOTAL INVESTMENTS - 102.3% (Cost $105,236,642)		120,235,468
Liabilities in Excess of Other Assets - (2.3)%		(2,757,255)
TOTAL NET ASSETS - 100.0%		$117,478,213

Percentages are stated as a percent of net assets.

EM – Emerging Markets

FTSE – Financial Times Stock Exchange

SPDR – Standard & Poor’s Depositary Receipt

TIPS – Treasury Inflation Protected Security

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $2,702,656.
(d)	Affiliated investment due to the Fund holding more than 5% of the outstanding shares.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Transactions with affiliated companies during the period ended October 31, 2025, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Chesapeake Pure Trend ETF	$4,317,181	$—	$—	$(2,189,267)	$(103,832)	$2,337,575	150,582	$—	$906,186	$(592,693)
Cambria Emerging Shareholder Yield ETF	4,378,334	2,008,748	—	—	(169,638)	7,346,929	192,328	198,896	1,085,389	44,096
Cambria Foreign Shareholder Yield ETF	6,578,678	—	—	—	(172,647)	7,368,483	238,077	210,197	919,908	42,544
Cambria Global Real Estate ETF	4,341,037	—	—	—	(106,395)	4,534,392	179,837	95,156	291,661	8,089
Cambria Global Value ETF	6,572,591	1,986,897	—	—	(192,778)	9,599,269	320,724	184,584	1,158,766	73,793
Cambria LargeCap Shareholder Yield ETF	1,111,512	—	—	—	(28,424)	1,194,048	44,205	17,119	109,626	1,334
Cambria Micro and SmallCap Shareholder Yield ETF	1,093,384	—	—	—	(30,123)	1,279,722	50,470	14,897	211,430	5,031
Cambria Shareholder Yield ETF	2,180,445	—	—	—	(57,221)	2,375,319	35,284	29,994	242,014	10,081
Cambria Tactical Yield ETF	8,657,211	—	—	(4,216,570)	(102,931)	4,332,583	170,507	95,639	8,635	(13,762)
Cambria Value and Momentum ETF	8,551,701	—	—	—	(217,117)	9,457,115	289,044	31,700	1,084,707	37,824
JPMorgan USD Emerging Markets Sovereign Bond ETF	3,261,334	—	—	—	(78,673)	3,413,944	83,808	111,201	229,094	2,189
	$51,043,408	$3,995,645	$—	$(6,405,837)	$(1,259,779)	$53,239,379	1,754,866	$989,383	$6,247,416	$(381,474)

Transactions with investments no longer affiliated as of October 31, 2025:

Security Name	Market Value as of April 30, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Tail Risk ETF	$2,141,983	$—	$—	$(1,956,150)	$(23,110)	$—	—	$18,475	$23,501	$(186,224)
	$2,141,983	$—	$—	$(1,956,150)	$(23,110)	$—	—	$18,475	$23,501	$(186,224)

Grand Total	$53,185,391	$3,995,645	$—	$(8,361,987)	$(1,282,889)	$53,239,379	1,754,866	$1007,858	$6,270,917	$(567,698)

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
Communication Services - 5.5%
AT&T, Inc.	22,229	$550,168
Fox Corp. - Class A	9,966	644,302
TEGNA, Inc.	30,450	598,951
Telephone and Data Systems, Inc.	15,775	612,385
Warner Bros Discovery, Inc. (a)	31,698	711,620
Webtoon Entertainment, Inc. (a)(b)	34,450	603,909
		3,721,335

Consumer Discretionary - 16.9%
Adtalem Global Education, Inc. (a)	4,081	400,020
BorgWarner, Inc.	13,937	598,734
Build-A-Bear Workshop, Inc.	9,725	527,289
Coursera, Inc. (a)	55,100	463,942
Dana, Inc.	30,938	628,041
Garrett Motion, Inc.	44,838	759,556
General Motors Co.	10,035	693,318
G-III Apparel Group Ltd. (a)	23,056	619,054
Group 1 Automotive, Inc.	1,372	545,425
Kohl’s Corp. (b)	39,044	635,246
Laureate Education, Inc. (a)	19,676	571,194
La-Z-Boy, Inc.	18,293	579,888
Perdoceo Education Corp.	16,525	524,834
Phinia, Inc.	10,706	555,748
Rush Street Interactive, Inc. (a)	30,593	518,857
Serve Robotics, Inc. (a)(b)	51,942	687,193
Stride, Inc. (a)	4,251	289,238
Travel + Leisure Co.	10,405	653,226
Urban Outfitters, Inc. (a)	8,666	559,910
Visteon Corp.	5,098	546,302
		11,357,015

Consumer Staples - 2.6%
Cal-Maine Foods, Inc.	6,616	580,885
Ingredion, Inc.	5,069	585,013
Pilgrim’s Pride Corp.	14,911	568,109
		1,734,007

Energy - 4.8%
HF Sinclair Corp.	11,850	611,460
NextDecade Corp. (a)	93,308	553,316
Par Pacific Holdings, Inc. (a)	17,799	711,604
Uranium Energy Corp. (a)	46,868	709,113
World Kinect Corp.	23,855	616,652
		3,202,145

Financials - 23.5%(c)
Assurant, Inc.	2,797	592,181
Bread Financial Holdings, Inc.	11,365	712,017
Brookfield Asset Management Ltd.	10,984	593,795
Capital One Financial Corp.	2,867	630,711
Citizens Financial Group, Inc.	11,703	595,332
Corebridge Financial, Inc.	19,072	620,984
Enova International, Inc. (a)	5,432	649,504
Enterprise Financial Services Corp.	10,724	561,616
Equitable Holdings, Inc.	12,447	614,882
Federal Home Loan Mortgage Corp. (a)	52,541	500,716
First Horizon Corp.	27,586	589,237
Green Dot Corp. - Class A (a)	47,352	549,757
Hartford Insurance Group, Inc.	4,621	573,836
Jackson Financial, Inc. - Class A	6,084	613,328
LendingClub Corp. (a)	41,502	721,720

Lincoln National Corp.	15,563	653,646
Loews Corp.	6,158	613,091
Mercury General Corp.	7,282	562,899
MGIC Investment Corp.	21,920	601,046
Old Republic International Corp.	14,407	568,500
Pathward Financial, Inc.	8,391	571,091
Reinsurance Group of America, Inc.	3,192	582,412
Robinhood Markets, Inc. - Class A (a)	4,457	654,198
Skyward Specialty Insurance Group, Inc. (a)	13,585	619,340
Synchrony Financial	8,791	653,875
UMB Financial Corp.	5,230	558,982
		15,758,696

Health Care - 7.9%
Cardinal Health, Inc.	3,921	748,009
Catalyst Pharmaceuticals, Inc. (a)	29,603	629,656
Exelixis, Inc. (a)	14,911	576,609
McKesson Corp.	804	652,317
Pediatrix Medical Group, Inc. (a)	36,533	619,965
Premier, Inc. - Class A	22,164	623,252
Protagonist Therapeutics, Inc. (a)	9,568	752,236
PTC Therapeutics, Inc. (a)	9,855	673,195
		5,275,239

Industrials - 15.6%
Alaska Air Group, Inc. (a)	12,710	530,388
Argan, Inc.	2,202	674,274
DNOW, Inc. (a)	39,813	585,251
DXP Enterprises, Inc. (a)	5,047	603,873
Healthcare Services Group, Inc. (a)	37,625	672,359
IES Holdings, Inc. (a)	1,550	607,414
Interface, Inc.	21,390	532,611
Mueller Industries, Inc.	6,173	653,535
NEXTracker, Inc. - Class A (a)	8,136	823,526
OPENLANE, Inc. (a)	21,575	570,011
Oshkosh Corp.	4,814	593,518
Planet Labs PBC (a)	44,466	598,068
Primoris Services Corp.	4,396	622,122
REV Group, Inc.	11,128	570,533
SkyWest, Inc. (a)	6,064	609,311
Tutor Perini Corp. (a)	9,438	635,744
United Airlines Holdings, Inc. (a)	6,414	603,173
		10,485,711

Information Technology - 5.7%
CompoSecure, Inc. (a)	30,868	613,039
InterDigital, Inc.	1,777	643,203
NETGEAR, Inc. (a)	18,319	636,036
Plexus Corp. (a)	4,238	592,896
Sanmina Corp. (a)	5,324	729,654
TD SYNNEX Corp.	3,780	591,532
		3,806,360

Materials - 3.7%
Century Aluminum Co. (a)	21,052	623,560
Mosaic Co.	18,230	500,414
Newmont Corp.	7,168	580,393
Perimeter Solutions, Inc. (a)	27,988	657,998
Resolute Forest Products (a)(d)	69,419	98,575
		2,460,940

Utilities - 3.8%
Hallador Energy Co. (a)	30,907	668,518
NRG Energy, Inc.	3,789	651,178
UGI Corp.	18,611	622,166
Vistra Corp.	3,160	595,028
		2,536,890
TOTAL COMMON STOCKS (Cost $49,169,994)		60,338,338

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
Industrials - 0.8%
CoreCivic, Inc. (a)	29,251	542,021
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $615,276)		542,021

SHORT-TERM INVESTMENTS – 7.2%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 1.9%
First American Government Obligations Fund - Class X, 4.03% (e)	1,265,362	1,265,362
Money Market Funds – 5.3%
First American Treasury Obligations Fund - Class X, 4.03% (e)	3,546,967	3,546,967
TOTAL SHORT-TERM INVESTMENTS (Cost $4,812,329)		4,812,329

TOTAL INVESTMENTS - 98.0% (Cost $54,597,599)		65,692,688
Other Assets in Excess of Liabilities - 2.0%		1,328,053
TOTAL NET ASSETS - 100.0%		$67,020,741

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PBC – Public Benefit Corporation

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $1,229,594.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $98,575 or 0.1% of net assets as of October 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Cambria Value and Momentum ETF

Schedule of Futures Contracts

October 31, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	(76)	12/19/2025	$(26,121,200)	$(774,895)
Net Unrealized Appreciation (Depreciation)				$(774,895)

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
October 31, 2025 (Unaudited)

	Cambria Cannabis ETF	Cambria Emerging Shareholder Yield ETF	Cambria Fixed Income Trend ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Asset Allocation ETF
ASSETS:
Investments in unaffiliated securities, at value	$19,357,340	$606,415,360	$21,593,222	$451,297,022	$35,189,898
Investments in affiliated securities, at value	—	—	—	—	27,545,991
Cash	230,000	—	—	—	—
Dividends receivable	23,261	756,553	299	1,858,070	713
Receivable for investments sold	—	—	—	3,979,360	—
Dividend tax reclaims receivable	—	376,243	—	744,550	—
Security lending income receivable	—	—	37	1,347	1,399
Foreign currency, at value	—	146	—	202,818	—
Deposit at broker for other investments	—	1,205,469	—	118,385	—
Receivable for transaction fee	—	7,053	—	—	—
Total assets	19,610,601	608,760,824	21,593,558	458,201,552	62,738,001

LIABILITIES:
Payable for swap contracts, net	913,798	—	—	—	—
Interest payable	—	220	—	—	—
Payable for investments purchased	—	—	—	132	—
Payable to adviser	—	294,444	—	227,048	—
Payable upon return of securities loaned	—	—	—	6,655,021	3,795,607
Payable for custodian fees	—	252,355	—	—	—
Payable for deferred income tax (See Note 8)	—	1,416,517	—	—	—
Total liabilities	913,798	1,963,536	—	6,882,201	3,795,607
NET ASSETS	$18,696,803	$606,797,288	$21,593,558	$451,319,351	$58,942,394

NET ASSETS CONSISTS OF:
Paid-in capital	$43,780,524	$512,902,273	$21,120,498	$418,962,977	$53,289,696
Total distributable earnings/(accumulated losses)	(25,083,721)	93,895,015	473,060	32,356,374	5,652,698
Total net assets	$18,696,803	$606,797,288	$21,593,558	$451,319,351	$58,942,394

Net assets	$18,696,803	$606,797,288	$21,593,558	$451,319,351	$58,942,394
Shares issued and outstanding(a)	3,225,002	15,875,004	850,000	14,600,010	1,850,001
Net asset value per share	$5.80	$38.22	$25.40	$30.91	$31.86

COST:
Investments in unaffiliated securities, at cost	$18,155,565	$508,219,235	$20,805,600	$405,356,140	$32,822,821
Investments in affiliated securities, at cost	$—	$—	$—	$—	$23,923,869
Foreign currency, at cost	$—	$—	$—	$203,483	$—

LOANED SECURITIES:
at value (included in investments)	$—	$—	$—	$6,346,730	$3,719,304

(a)	Unlimited shares authorized.

Statements of Assets and Liabilities

October 31, 2025 (Unaudited)

	Cambria Global Momentum ETF	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF
ASSETS:
Investments in unaffiliated securities, at value	$91,756,736	$50,178,389	$352,667,493	$5,389,405	$15,652,953
Investments in affiliated securities, at value	34,856,229	—	—	—	—
Security lending income receivable	10,656	9	—	—	88
Dividends receivable	1,898	84,550	379,710	8,675	5,359
Dividend tax reclaims receivable	—	14,347	850,689	—	—
Foreign currency, at value	—	4,645	—	—	—
Deposit at broker for other investments	—	774	67,720	—	—
Total assets	126,625,519	50,282,714	353,965,612	5,398,080	15,658,400

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

October 31, 2025 (Unaudited)

	Cambria Global Momentum ETF	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF
LIABILITIES:
Payable upon return of securities loaned	8,751,368	54,574	—	—	483,780
Payable to adviser	59,638	—	177,725	896	—
Payable for investments purchased	—	20	—	—	—
Payable to custodian foreign currency, at value	—	—	4,566	—	—
Payable for custodian fees	—	—	153,921	—	—
Payable for expenses and other liabilities	—	—	6,427	—	—
Total liabilities	8,811,006	54,594	342,639	896	483,780
NET ASSETS	$117,814,513	$50,228,120	$353,622,973	$5,397,184	$15,174,620

NET ASSETS CONSISTS OF:
Paid-in capital	$117,288,273	$56,825,279	$333,038,051	$5,684,400	$15,809,146
Total distributable earnings/(accumulated losses)	526,240	(6,597,159)	20,584,922	(287,216)	(634,526)
Total net assets	$117,814,513	$50,228,120	$353,622,973	$5,397,184	$15,174,620

Net assets	$117,814,513	$50,228,120	$353,622,973	$5,397,184	$15,174,620
Shares issued and outstanding(a)	3,600,001	2,000,002	11,800,010	200,000	600,000
Net asset value per share	$32.73	$25.11	$29.97	$26.99	$25.29

COST:
Investments in unaffiliated securities, at cost	$74,761,266	$49,397,541	$312,319,134	$5,456,606	$15,968,170
Investments in affiliated securities, at cost	$31,403,653	$—	$—	$—	$—
Foreign currency, at cost	$—	$4,569	$—	$—	$—

PROCEEDS:
Foreign currency proceeds	$—	$—	$4,540	$—	$—

LOANED SECURITIES:
at value (included in investments)	$8,488,406	$52,788	$—	$—	$471,777

(a)	Unlimited shares authorized.

Statements of Assets and Liabilities

October 31, 2025 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Tactical Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
ASSETS:
Investments in unaffiliated securities, at value	$880,021,878	$26,667,400	$103,526,471	$66,996,089	$65,692,688
Investments in affiliated securities, at value	—	—	—	53,239,379	—
Dividends receivable	695,028	95	15,789	827	41,619
Dividend tax reclaims receivable	14,254	—	—	—	316
Security lending income receivable	3,076	—	—	8,868	2,036
Interest receivable	—	—	1,811,100	—	659
Deposit at broker for other investments	—	—	1,178,131	—	2,650,153
Prepaid expenses and other assets	—	—	500	—	2,397
Total assets	880,734,236	26,667,495	106,531,991	120,245,163	68,389,868

LIABILITIES:
Payable upon return of securities loaned	8,233,771	—	—	2,766,950	1,265,362
Payable to adviser	449,097	—	52,620	—	33,465
Variation margin on futures contracts	—	—	—	—	70,300
Total liabilities	8,682,868	—	52,620	2,766,950	1,369,127
NET ASSETS	$872,051,368	$26,667,495	$106,479,371	$117,478,213	$67,020,741

NET ASSETS CONSISTS OF:
Paid-in capital	$1,003,278,157	$26,402,970	$291,643,163	$109,972,705	$87,898,976
Total distributable earnings/(accumulated losses)	(131,226,789)	264,525	(185,163,792)	7,505,508	(20,878,235)
Total net assets	$872,051,368	$26,667,495	$106,479,371	$117,478,213	$67,020,741

Net assets	$872,051,368	$26,667,495	$106,479,371	$117,478,213	$67,020,741
Shares issued and outstanding(a)	12,950,000	1,050,000	9,000,002	4,200,002	2,050,004
Net asset value per share	$67.34	$25.40	$11.83	$27.97	$32.69

COST:
Investments in unaffiliated securities, at cost	$945,753,571	$26,657,685	$109,816,873	$59,240,268	$54,597,599
Investments in affiliated securities, at cost	$—	$—	$—	$45,996,374	$—

LOANED SECURITIES:
at value (included in investments)	$8,014,469	$—	$—	$2,702,656	$1,229,594

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended October 31, 2025 (Unaudited)

	Cambria Cannabis ETF	Cambria Emerging Shareholder Yield ETF	Cambria Fixed Income Trend ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Asset Allocation ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$132,048	$22,730,689	$389,351	$14,346,433	$483,956
Less: Dividend withholding taxes	—	(3,401,458)	—	(1,555,586)	—
Dividend income from affiliated securities	—	—	—	—	559,261
Interest income	3,056	—	—	539	—
Securities lending income	—	—	37	12,565	21,040
Total investment income	135,104	19,329,231	389,388	12,803,951	1,064,257

EXPENSES:
Investment advisory fee	41,898	1,624,952	42,926	1,235,774	—
Custodian fees	—	126,586	—	—	—
Total expenses	41,898	1,751,538	42,926	1,235,774	—
Expense reimbursement by Adviser	(41,898)	—	(42,926)	—	—
Net expenses	—	1,751,538	—	1,235,774	—
NET INVESTMENT INCOME	135,104	17,577,693	389,388	11,568,177	1,064,257

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(428,971)	2,592,109	24,285	(4,951,178)	(434,802)
Investments in affiliated securities	—	—	—	—	25,715
In-kind redemptions in unaffiliated securities	300,333	1,488,187	—	18,063,093	1,288,606
Swap contracts	94,134	—	—	—	—
Other investments	—	—	—	36,910	—
Foreign currency translation	(1,378)	(183,608)	—	7,808	—
Net realized gain (loss)	(33,882)	3,896,688	24,285	13,156,633	879,519
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,481,779	90,580,312	844,379	42,108,383	1,390,178
Investments in affiliated securities	—	—	—	—	2,897,699
Swap contracts	—	—	—	—	—
Deferred foreign capital gains tax	—	(291,923)	—	—	—
Foreign currency translation	(646)	7,568	—	42,906	—
Net change in unrealized appreciation (depreciation)	1,481,133	90,295,957	844,379	42,151,289	4,287,877
Net realized and unrealized gain (loss)	1,445,251	94,192,645	868,664	55,307,922	5,167,396
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,580,355	$111,770,338	$1,258,052	$66,876,099	$6,231,653

Statements of Operations
For the Period Ended October 31, 2025 (Unaudited)

	Cambria Global Momentum ETF	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$640,829	$—	$—	$—	$—
Dividend income from unaffiliated securities	581,864	1,341,106	7,345,427	63,734	179,384
Less: Dividend withholding taxes	—	(47,243)	(819,228)	—	—
Securities lending income	42,505	721	—	—	1,162
Total investment income	1,265,198	1,294,584	6,526,199	63,734	180,546

EXPENSES:
Investment advisory fee	333,669	125,608	811,900	14,762	41,144
Custodian fees	—	—	115,687	—	—
Total expenses	333,669	125,608	927,587	14,762	41,144
Expense reimbursement by Adviser	—	(125,608)	—	(14,762)	(41,144)
Net expenses	333,669	—	927,587	—	—
NET INVESTMENT INCOME	931,529	1,294,584	5,598,612	63,734	180,546

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	1,746,410	(271,909)	454,717	(14,912)	(93,662)
Investments in affiliated securities	(425,879)	—	—	—	—
In-kind redemptions in unaffiliated securities	521,964	—	9,475,674	—	370,317
Foreign currency translation	—	(19,857)	(127,841)	—	—

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period Ended October 31, 2025 (Unaudited)

	Cambria Global Momentum ETF	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF
Net realized gain (loss)	1,842,495	(291,766)	9,802,550	(14,912)	276,655
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	9,699,038	2,295,245	34,001,233	472,713	1,948,384
Investments in affiliated securities	3,390,442	—	—	—	—
Foreign currency translation	—	(13,693)	18,843	—	—
Net change in unrealized appreciation (depreciation)	13,089,480	2,281,552	34,020,076	472,713	1,948,384
Net realized and unrealized gain (loss)	14,931,975	1,989,786	43,822,626	457,801	2,225,039
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,863,504	$3,284,370	$49,421,238	$521,535	$2,405,585

Statements of Operations
For the Period Ended October 31, 2025 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Tactical Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$11,678,573	$8,021	$165,922	$720,298	$381,153
Less: Dividend withholding taxes	—	—	—	—	(1,208)
Dividend income from affiliated securities	—	—	—	1,007,857	—
Interest income	—	571,735	1,886,872	—	11,811
Securities lending income	47,062	—	—	53,345	16,705
Other income	—	—	1,339	—	—
Total investment income	11,725,635	579,756	2,054,133	1,781,500	408,461

EXPENSES:
Investment advisory fee	2,779,087	84,048	313,355	—	174,057
Interest expense	—	—	—	—	15,762
Other expenses and fees	—	—	750	—	—
Total expenses	2,779,087	84,048	314,105	—	189,819
Expense reimbursement by Adviser	—	(84,048)	—	—	—
Net expenses	2,779,087	—	314,105	—	189,819
NET INVESTMENT INCOME	8,946,548	579,756	1,740,028	1,781,500	218,642

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(415,991)	(123)	(7,384,226)	45,644	(453,605)
Investments in affiliated securities	—	—	—	(569,887)	—
In-kind redemptions in unaffiliated securities	20,839,987	(5,953)	(38,069)	348,483	4,947,089
Futures contracts	—	—	—	—	(4,656,798)
Net realized gain (loss)	20,423,996	(6,076)	(7,422,295)	(175,760)	(163,314)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	83,530,386	6,129	(3,314,072)	4,982,452	8,594,083
Investments in affiliated securities	—	—	—	6,274,091	—
Future contracts	—	—	—	—	(1,723,327)
Foreign currency translation	(201)	—	—	—	—
Net change in unrealized appreciation (depreciation)	83,530,185	6,129	(3,314,072)	11,256,543	6,870,756
Net realized and unrealized gain (loss)	103,954,181	53	(10,736,367)	11,080,783	6,707,442
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,900,729	$579,809	$(8,996,339)	$12,862,283	$6,926,084

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
	Cambria Cannabis ETF		Cambria Emerging Shareholder Yield ETF
	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$135,104	$321,847	$16,301,307	$18,747,250
Net realized gain (loss)	(35,882)	(11,934,918)	3,896,688	(4,414,090)
Net change in unrealized appreciation (depreciation)	1,481,133	7,925,577	90,295,957	(32,505,126)
Net increase (decrease) in net assets from operations	1,580,355	(3,687,494)	111,770,338	(18,171,966)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(86,450)	(748,350)	(15,586,399)	(18,218,875)
Total distributions to shareholders	(86,450)	(748,350)	(15,586,399)	(18,218,875)

CAPITAL TRANSACTIONS:
Shares sold	6,571,015	7,208,285	55,944,808	189,377,620
Shares redeemed	(1,910,130)	(1,414,830)	(37,110,590)	(14,230,515)
ETF transaction fees	23,678	—	68,551	179,262
Net increase (decrease) in net assets from capital transactions	4,684,563	5,793,455	18,902,769	175,326,367

NET INCREASE (DECREASE) IN NET ASSETS	6,178,468	1,357,611	115,086,708	138,935,526

NET ASSETS:
Beginning of the period	12,518,335	11,160,724	491,710,580	352,775,054
End of the period	$18,696,803	$12,518,335	$606,797,288	$491,710,580

SHARES TRANSACTIONS
Shares sold	1,050,000	1,200,000	1,525,000	5,550,000
Shares redeemed	(375,000)	(300,000)	(1,100,000)	(450,000)
Total increase (decrease) in shares outstanding	675,000	900,000	425,000	5,100,000

Statements of Changes in Net Assets
	Cambria Fixed Income Trend ETF		Cambria Foreign Shareholder Yield ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$389,388	$6,873	$11,568,177	$13,855,811
Net realized gain (loss)	24,285	(223,874)	13,156,633	10,715,599
Net change in unrealized appreciation (depreciation)	844,379	(56,757)	42,151,289	(11,779,882)
Net increase (decrease) in net assets from operations	1,258,052	(273,758)	66,876,099	12,791,528

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(511,234)	—	(12,127,425)	(12,944,687)
Total distributions to shareholders	(511,234)	—	(12,127,425)	(12,944,687)

CAPITAL TRANSACTIONS:
Shares sold	8,004,158	13,116,340	115,647,635	164,494,780
Shares redeemed	—	—	(54,690,495)	(100,688,100)
ETF transaction fees	—	—	6,068	15,296
Net increase (decrease) in net assets from capital transactions	8,004,158	13,116,340	60,963,208	63,821,976

NET INCREASE (DECREASE) IN NET ASSETS	8,750,976	12,842,582	115,711,882	63,668,817

NET ASSETS:
Beginning of the period	12,842,582	—	335,607,469	271,938,652
End of the period	$21,593,558	$12,842,582	$451,319,351	$335,607,469

SHARES TRANSACTIONS
Shares sold	325,000	525,000	3,900,000	6,100,000
Shares redeemed	—	—	(1,800,000)	(3,750,000)
Total increase (decrease) in shares outstanding	325,000	525,000	2,100,000	2,350,000

(a)	Inception date of the Fund was March 27, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
	Cambria Global Asset Allocation ETF		Cambria Global Momentum ETF
	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$1,064,257	$2,184,399	$931,529	$1,872,552
Net realized gain (loss)	879,519	401,696	1,842,495	8,138,439
Net change in unrealized appreciation (depreciation)	4,287,877	1,283,960	13,089,480	(3,119,002)
Net increase (decrease) in net assets from operations	6,231,653	3,870,055	15,863,504	6,891,989

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(978,133)	(2,233,576)	(980,047)	(2,057,727)
From return of capital	—	(63,710)	—	(1,736,844)
Total distributions to shareholders	(978,133)	(2,297,286)	(980,047)	(3,794,571)

CAPITAL TRANSACTIONS:
Shares sold	4,504,580	4,358,050	—	23,387,820
Shares redeemed	(4,545,945)	(5,831,225)	(3,153,880)	(57,160,630)
Net increase (decrease) in net assets from capital transactions	(41,365)	(1,473,175)	(3,153,880)	(33,772,810)

NET INCREASE (DECREASE) IN NET ASSETS	5,212,155	99,594	11,729,577	(30,675,392)

NET ASSETS:
Beginning of the period	53,730,239	53,630,645	106,084,936	136,760,328
End of the period	$58,942,394	$53,730,239	$117,814,513	$106,084,936

SHARES TRANSACTIONS
Shares sold	150,000	150,000	—	800,000
Shares redeemed	(150,000)	(200,000)	(100,000)	(1,950,000)
Total increase (decrease) in shares outstanding	—	(50,000)	(100,000)	(1,150,000)

Statements of Changes in Net Assets
	Cambria Global Real Estate ETF		Cambria Global Value ETF
	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$1,294,584	$1,501,973	$5,598,612	$5,906,904
Net realized gain (loss)	(291,766)	646,762	9,802,550	812,291
Net change in unrealized appreciation (depreciation)	2,281,552	(1,084,432)	34,020,076	16,404,419
Net increase (decrease) in net assets from operations	3,284,370	1,064,303	49,421,238	23,123,614

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(939,403)	(2,714,991)	(5,924,554)	(4,607,623)
From return of capital	—	(192,966)	—	—
Total distributions to shareholders	(939,403)	(2,907,957)	(5,924,554)	(4,607,623)

CAPITAL TRANSACTIONS:
Shares sold	11,534,545	33,825,880	152,102,250	77,728,160
Shares redeemed	—	(18,045,160)	(30,353,340)	(12,973,390)
ETF transaction fees	—	585	201,533	56,987
Net increase (decrease) in net assets from capital transactions	11,534,545	15,781,305	121,950,443	64,811,757

NET INCREASE (DECREASE) IN NET ASSETS	13,879,512	13,937,651	165,447,127	83,327,748

NET ASSETS:
Beginning of the period	36,348,608	22,410,957	188,175,846	104,848,098
End of the period	$50,228,120	$36,348,608	$353,622,973	$188,175,846

SHARES TRANSACTIONS
Shares sold	450,000	1,300,000	5,500,000	3,150,000
Shares redeemed	—	(700,000)	(1,100,000)	(600,000)
Total increase (decrease) in shares outstanding	450,000	600,000	4,400,000	2,550,000

Statements of Changes in Net Assets

	Cambria LargeCap Shareholder Yield ETF		Cambria Micro and SmallCap Shareholder Yield ETF
	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$63,734	$170,816	$180,546	$844,376
Net realized gain (loss)	(14,912)	(741,111)	276,655	229,225
Net change in unrealized appreciation (depreciation)	472,713	(539,914)	1,948,384	(2,601,579)
Net increase (decrease) in net assets from operations	521,535	(1,110,209)	2,405,585	(1,527,978)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(69,862)	(144,888)	(168,077)	(1,045,181)
From return of capital	—	—	—	(320,199)
Total distributions to shareholders	(69,862)	(144,888)	(168,077)	(1,365,380)

CAPITAL TRANSACTIONS:
Shares sold	655,973	14,617,453	5,289,672	15,876,943
Shares redeemed	—	(9,072,818)	(2,392,435)	(29,628,633)
Net increase (decrease) in net assets from capital transactions	655,973	5,544,635	2,897,237	(13,751,690)

NET INCREASE (DECREASE) IN NET ASSETS	1,107,646	4,289,538	5,134,745	(16,645,048)

NET ASSETS:
Beginning of the period	4,289,538	—	10,039,875	26,684,923
End of the period	$5,397,184	$4,289,538	$15,174,620	$10,039,875

SHARES TRANSACTIONS
Shares sold	25,000	550,000	225,000	600,000
Shares redeemed	—	(375,000)	(100,000)	(1,175,000)
Total increase (decrease) in shares outstanding	25,000	175,000	125,000	(575,000)

(a)	Inception date of the Fund was July 11, 2024.

Statements of Changes in Net Assets
	Cambria Shareholder Yield ETF		Cambria Tactical Yield ETF
	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$8,946,548	$25,537,080	$579,756	$1,008,578
Net realized gain (loss)	20,423,996	1,433,366	(6,076)	2,242
Net change in unrealized appreciation (depreciation)	83,530,185	(147,437,172)	6,129	15,634
Net increase (decrease) in net assets from operations	112,900,729	(120,466,726)	579,809	1,026,454

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,783,569)	(24,388,078)	(552,611)	(849,555)
Total distributions to shareholders	(11,783,569)	(24,388,078)	(552,611)	(849,555)

CAPITAL TRANSACTIONS:
Shares sold	35,260,995	174,915,905	2,532,710	35,499,295
Shares redeemed	(183,482,112)	(293,168,300)	(20,375,905)	(5,063,180)
ETF transaction fees	10	—	—	—
Net increase (decrease) in net assets from capital transactions	(148,221,107)	(118,252,395)	(17,843,195)	30,436,115

NET INCREASE (DECREASE) IN NET ASSETS	(47,103,947)	(263,107,199)	(17,815,997)	30,613,014

NET ASSETS:
Beginning of the period	919,155,315	1,182,262,514	44,483,492	13,870,478
End of the period	$872,051,368	$919,155,315	$26,667,495	$44,483,492

SHARES TRANSACTIONS
Shares sold	550,000	2,500,000	100,000	1,400,000
Shares redeemed	(2,800,000)	(4,450,000)	(800,000)	(200,000)
Total increase (decrease) in shares outstanding	(2,250,000)	(1,950,000)	(700,000)	1,200,000

Statements of Changes in Net Assets
	Cambria Tail Risk ETF		Cambria Trinity ETF
	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$1,740,028	$2,466,558	$1,781,500	$3,292,536
Net realized gain (loss)	(7,422,295)	(1,764,905)	(175,760)	(24,664)
Net change in unrealized appreciation (depreciation)	(3,314,072)	6,769,068	11,256,543	(643,802)
Net increase (decrease) in net assets from operations	(8,996,339)	7,470,721	12,862,283	2,624,070

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,321,500)	(2,093,066)	(1,649,583)	(3,325,439)
Total distributions to shareholders	(1,321,500)	(2,093,066)	(1,649,583)	(3,325,439)

CAPITAL TRANSACTIONS:
Shares sold	29,991,990	139,792,730	—	16,762,655
Shares redeemed	(74,324,995)	(66,138,115)	(2,696,270)	(14,210,495)
Net increase (decrease) in net assets from capital transactions	(44,333,005)	73,654,615	(2,696,270)	2,552,160

NET INCREASE (DECREASE) IN NET ASSETS	(54,650,844)	79,032,270	8,516,430	1,850,791

NET ASSETS:
Beginning of the period	161,130,215	82,097,945	108,961,783	107,110,992
End of the period	$106,479,371	$161,130,215	$117,478,213	$108,961,783

SHARES TRANSACTIONS
Shares sold	2,500,000	11,150,000	—	650,000
Shares redeemed	(6,150,000)	(5,450,000)	(100,000)	(550,000)
Total increase (decrease) in shares outstanding	(3,650,000)	5,700,000	(100,000)	100,000

Statements of Changes in Net Assets

	Cambria Value and Momentum ETF
	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$218,642	$573,481
Net realized gain (loss)	(163,314)	2,397,857
Net change in unrealized appreciation (depreciation)	6,870,756	(2,052,507)
Net increase (decrease) in net assets from operations	6,926,084	918,831

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(207,615)	(580,310)
From return of capital	—	(352,764)
Total distributions to shareholders	(207,615)	(933,074)

CAPITAL TRANSACTIONS:
Shares sold	19,754,630	8,883,441
Shares redeemed	(11,524,830)	(18,545,925)
Net increase (decrease) in net assets from capital transactions	8,229,800	(9,662,484)

NET INCREASE (DECREASE) IN NET ASSETS	14,948,269	(9,676,727)

NET ASSETS:
Beginning of the period	52,072,472	61,749,199
End of the period	$67,020,741	$52,072,472

SHARES TRANSACTIONS
Shares sold	600,000	300,000
Shares redeemed	(350,000)	(650,000)
Total increase (decrease) in shares outstanding	250,000	(350,000)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Cambria Cannabis ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$4.91	$6.76	$6.22	$9.89	$18.86	$11.30

INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.13	0.23	0.24	0.25	0.47
Net realized and unrealized gain (loss) on investments(b)	0.86	(1.70)	0.54	(3.69)	(8.87)	7.63
Total from investment operations	0.91	(1.57)	0.77	(3.45)	(8.62)	8.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.28)	(0.23)	(0.22)	(0.35)	(0.54)
Total distributions	(0.03)	(0.28)	(0.23)	(0.22)	(0.35)	(0.54)

ETF transaction fees per share	0.01	—	—	—	—	—
Net asset value, end of period	$5.80	$4.91	$6.76	$6.22	$9.89	$18.86

TOTAL RETURN(c)	18.81%	-23.68%	12.97%	-35.04%	-46.49%	73.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,697	$12,518	$11,161	$11,189	$19,780	$38,671
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
After expense reimbursement/recoupment(d)	—%	—%	0.35%	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets(d)	1.90%	2.32%	3.96%	3.17%	1.80%	2.94%
Portfolio turnover rate(c)(e)	26%	33%	13%	23%	46%	8%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Emerging Shareholder Yield ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024		2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$31.83	$34.08	$28.61		$30.22	$39.13	$24.97

INVESTMENT OPERATIONS:
Net investment income(a)	1.14	1.35	1.39		1.77	1.81	1.27
Net realized and unrealized gain (loss) on investments(b)	6.26	(2.20)	5.83		(1.44)	(8.01)	14.04
Total from investment operations	7.40	(0.85)	7.22		0.33	(6.20)	15.31

LESS DISTRIBUTIONS FROM:
Net investment income	(1.03)	(1.41)	(1.75)		(1.57)	(2.16)	(1.00)
Net realized gains	—	—	—		(0.37)	(0.55)	—
Return of capital	—	—	—		—	—	(0.15)
Total distributions	(1.03)	(1.41)	(1.75)		(1.94)	(2.71)	(1.15)

ETF transaction fees per share	0.00 (c)	0.01	—		—	—	—
Net asset value, end of period	$38.22	$31.83	$34.08		$28.61	$30.22	$39.13

TOTAL RETURN(d)	23.35%	-2.66%	26.51	%(g)	1.64%	-16.81%	63.04%

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Cambria Emerging Shareholder Yield ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$606,797	$491,711	$352,775	$175,975	$93,680	$62,614
Ratio of expenses to average net assets(e)	0.64%	0.65%	0.63%	0.66%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets(e)	6.38%	4.11%	4.60%	6.49%	5.14%	4.00%
Portfolio turnover rate(d)(f)	18%	22%	32%	43%	45%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	The total return for the period ended includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.

Financial Highlights

Cambria Fixed Income Trend ETF

	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.46	$25.08

INVESTMENT OPERATIONS:
Net investment income(b)	0.56	0.02
Net realized and unrealized gain (loss) on investments(c)	1.09	(0.64)
Total from investment operations	1.65	(0.62)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.71)	—
Total distributions	(0.71)	—
Net asset value, end of period	$25.40	$24.46

TOTAL RETURN(d)	6.82%	-2.46%

SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$21,594	$12,843
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.49%	0.49%
After expense reimbursement/recoupment(f)	—%	—%
Ratio of net investment income (loss) to average net assets(f)	4.44%	0.74%
Portfolio turnover rate(d)(g)	68%	103%

(a)	Inception date of the Fund was March 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Foreign Shareholder Yield ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$26.85	$26.79	$25.19	$26.18	$27.65	$17.86

INVESTMENT OPERATIONS:
Net investment income(a)	0.83	1.16	1.31	1.54	1.28	0.75
Net realized and unrealized gain (loss) on investments(b)	4.10	0.06	1.77	(1.01)	(1.32)	9.86
Total from investment operations	4.93	1.22	3.08	0.53	(0.04)	10.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.87)	(1.16)	(1.48)	(1.52)	(1.43)	(0.82)
Total distributions	(0.87)	(1.16)	(1.48)	(1.52)	(1.43)	(0.82)

ETF transaction fees per share	0.00 (c)	0.00 (c)	—	—	—	—
Net asset value, end of period	$30.91	$26.85	$26.79	$25.19	$26.18	$27.65

TOTAL RETURN(d)	18.53%	4.82%	12.94%	2.72%	-0.31%	60.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$451,319	$335,607	$271,939	$187,654	$66,755	$30,416
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	5.52%	4.38%	5.25%	6.56%	4.68%	3.29%
Portfolio turnover rate(d)(f)	20%	52%	44%	34%	63%	59%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Global Asset Allocation ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025		2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$29.04	$28.23		$26.99	$28.71	$31.55	$24.36

INVESTMENT OPERATIONS:
Net investment income(a)	0.58	1.16		1.05	1.11	1.99	0.58
Net realized and unrealized gain (loss) on investments(b)	2.78	0.86		1.24	(1.61)	(2.85)	7.33
Total from investment operations	3.36	2.02		2.29	(0.50)	(0.86)	7.91

LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(1.18)		(1.05)	(1.07)	(1.98)	(0.72)
Net realized gains	—	—		—	(0.15)	—	—
Return of capital	—	(0.03)		—	—	—	—
Total distributions	(0.54)	(1.21)		(1.05)	(1.22)	(1.98)	(0.72)
Net asset value, end of period	$31.86	$29.04		$28.23	$26.99	$28.71	$31.55

TOTAL RETURN(c)	11.61%	7.22%		8.63%	-1.58%	-3.01%	33.00%

SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$58,942	$53,730		$53,631	$51,272	$45,933	$52,061
Ratio of expenses to average net assets(e)	—%	0.00	%(f)	—%	—%	—%	—%
Ratio of tax expenses to average net assets(e)	—%	0.00	%(f)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	3.71%	4.00%		3.84%	4.08%	6.36%	2.07%
Portfolio turnover rate(c)(g)	7%	8%		13%	—%	8%	20%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Global Momentum ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$28.67	$28.20	$28.02	$31.37	$29.73	$23.07

INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.47	0.93	0.65	1.28	0.29
Net realized and unrealized gain (loss) on investments(b)	4.08	0.98	0.16	(3.42)	1.68	6.69
Total from investment operations	4.33	1.45	1.09	(2.77)	2.96	6.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.53)	(0.89)	(0.58)	(1.25)	(0.30)
Return of capital	—	(0.45)	(0.02)	—	(0.07)	(0.02)
Total distributions	(0.27)	(0.98)	(0.91)	(0.58)	(1.32)	(0.32)
Net asset value, end of period	$32.73	$28.67	$28.20	$28.02	$31.37	$29.73

TOTAL RETURN(c)	15.15%	5.16%	3.98%	-8.81%	10.19%	30.49%

SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$117,815	$106,085	$136,760	$177,952	$81,563	$62,434
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	1.65%	1.60%	3.38%	2.25%	4.19%	1.13%
Portfolio turnover rate(c)(f)	44%	135%	166%	307%	69%	115%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Global Real Estate ETF

	Period ended October 31, 2025	Year ended April 30,				Period ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.45	$23.59	$24.45	$29.76	$31.66	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.77	1.12	1.00	1.12	0.56	0.56
Net realized and unrealized gain (loss) on investments(c)	1.42	0.81	(0.36)	(5.44)	0.99	6.51
Total from investment operations	2.19	1.93	0.64	(4.32)	1.55	7.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(1.93)	(1.50)	(0.99)	(2.76)	(0.41)
Net realized gains	—	—	—	—	(0.49)	—
Return of capital	—	(0.14)	—	—	(0.20)	—
Total distributions	(0.53)	(2.07)	(1.50)	(0.99)	(3.45)	(0.41)

Financial Highlights

Cambria Global Real Estate ETF

	Period ended October 31, 2025	Year ended April 30,				Period ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021(a)
ETF transaction fees per share	—	0.00 (d)	—	—	—	—
Net asset value, end of period	$25.11	$23.45	$23.59	$24.45	$29.76	$31.66

TOTAL RETURN(e)	9.31%	8.05%	2.68%	-14.47%	4.70%	28.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,228	$36,349	$22,411	$25,671	$23,809	$14,245
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
After expense reimbursement/recoupment(f)	—%	—%	0.49%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	6.08%	4.48%	4.15%	4.29%	3.00%	3.19%
Portfolio turnover rate(e)(g)	48%	92%	77%	94%	120%	51%

(a)	Inception date of the Fund was September 23, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Global Value ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$25.43	$21.62	$20.75	$20.48	$22.96	$16.37

INVESTMENT OPERATIONS:
Net investment income(a)	0.57	1.22	1.05	1.03	0.96	0.53
Net realized and unrealized gain (loss) on investments(b)	4.62	3.55	0.98	0.24	(2.60)	6.44
Total from investment operations	5.19	4.77	2.03	1.27	(1.64)	6.97

LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)	(0.97)	(1.16)	(1.00)	(0.84)	(0.38)
Total distributions	(0.67)	(0.97)	(1.16)	(1.00)	(0.84)	(0.38)

ETF transaction fees per share	0.02	0.01	—	—	—	—
Net asset value, end of period	$29.97	$25.43	$21.62	$20.75	$20.48	$22.96

TOTAL RETURN(c)	20.70%	23.06%	10.33%	6.97%	-7.47%	43.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$353,623	$188,176	$104,848	$137,978	$102,386	$122,851
Ratio of expenses to average net assets(d)	0.67%	0.66%	0.64%	0.67%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets(d)	4.07%	5.50%	5.15%	5.48%	4.19%	2.75%
Portfolio turnover rate(c)(e)	22%	8%	36%	94%	3%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria LargeCap Shareholder Yield ETF

	Period ended October 31, 2025 (Unaudited)	Period ended April 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.51	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.34	0.49
Net realized and unrealized gain (loss) on investments(c)	2.52	(0.63)
Total from investment operations	2.86	(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.35)
Total distributions	(0.38)	(0.35)
Net asset value, end of period	$26.99	$24.51

TOTAL RETURN(d)	11.70%	-0.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,397	$4,290
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.59%	0.59%
After expense reimbursement/recoupment(e)	—%	0.43%
Ratio of net investment income (loss) to average net assets(e)	2.55%	2.40%
Portfolio turnover rate(d)(f)	4%	23%

(a)	Inception date of the Fund was July 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Micro and SmallCap Shareholder Yield ETF

	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025	Period ended April 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.14	$25.41	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.78	0.25
Net realized and unrealized gain (loss) on investments(c)	4.12	(3.18)	0.33
Total from investment operations	4.44	(2.40)	0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(1.43)	(0.17)
Return of capital	—	(0.44)	—
Total distributions	(0.29)	(1.87)	(0.17)
Net asset value, end of period	$25.29	$21.14	$25.41

TOTAL RETURN(d)	21.06%	-10.20%	2.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,175	$10,040	$26,685
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.59%	0.59%	0.59%
After expense reimbursement/recoupment(e)	—%	—%	0.20%
Ratio of net investment income (loss) to average net assets(e)	2.59%	2.98%	2.99%
Portfolio turnover rate(d)(f)	32%	51%	8%

(a)	Inception date of the Fund was January 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Shareholder Yield ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$60.47	$68.94	$58.14	$60.89	$62.48	$29.82

INVESTMENT OPERATIONS:
Net investment income(a)	0.63	1.47	1.29	1.48	1.17	0.88
Net realized and unrealized gain (loss) on investments(b)	7.08	(8.53)	10.75	(2.54)	(1.27)	32.60
Total from investment operations	7.71	(7.06)	12.04	(1.06)	(0.10)	33.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(1.41)	(1.24)	(1.40)	(1.23)	(0.82)
Net realized gains	—	—	—	(0.29)	(0.26)	—
Total distributions	(0.84)	(1.41)	(1.24)	(1.69)	(1.49)	(0.82)

ETF transaction fees per share	0.00 (c)	—	—	—	—	—
Net asset value, end of period	$67.34	$60.47	$68.94	$58.14	$60.89	$62.48

TOTAL RETURN(d)	12.77%	-10.44%	20.84%	-1.59%	-0.21%	113.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$872,051	$919,155	$1,182,263	$718,054	$514,534	$278,023
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	1.90%	2.12%	2.00%	2.42%	1.85%	1.95%
Portfolio turnover rate(d)(f)	23%	42%	50%	41%	51%	37%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Tactical Yield ETF

	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025	Period ended April 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.42	$25.22	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.52	1.23	0.41
Net realized and unrealized gain (loss) on investments(c)	0.01	0.04	(0.05)
Total from investment operations	0.53	1.27	0.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(1.07)	(0.14)
Total distributions	(0.55)	(1.07)	(0.14)

Financial Highlights

Cambria Tactical Yield ETF

	Period ended October 31, 2025 (Unaudited)	Year ended April 30, 2025	Period ended April 30, 2024(a)
Net asset value, end of period	$25.40	$25.42	$25.22

TOTAL RETURN(d)	2.12%	5.12%	1.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,667	$44,483	$13,870
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.59%	0.59%	0.59%
After expense reimbursement/recoupment(e)	—%	—%	0.18%
Ratio of net investment income (loss) to average net assets(e)	4.07%	4.84%	5.03%
Portfolio turnover rate(d)(f)	—%	—%	—%

(a)	Inception date of the Fund was January 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Tail Risk ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021(f)
PER SHARE DATA:

Net asset value, beginning of period	$12.74	$11.81	$14.62	$16.92	$18.74	$22.65

INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.37	0.42	0.29	0.13	0.04
Net realized and unrealized gain (loss) on investments(b)	(0.95)	0.88	(2.77)	(2.27)	(1.84)	(3.92)
Total from investment operations	(0.75)	1.25	(2.35)	(1.98)	(1.71)	(3.88)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.32)	(0.46)	(0.32)	(0.11)	(0.03)
Total distributions	(0.16)	(0.32)	(0.46)	(0.32)	(0.11)	(0.03)
Net asset value, end of period	$11.83	$12.74	$11.81	$14.62	$16.92	$18.74

TOTAL RETURN(c)	-5.91%	10.87%	-16.28%	-11.86%	-9.14%	-17.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$106,479	$161,130	$82,098	$224,372	$404,422	$281,995
Ratio of expenses to average net assets(d)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(d)	3.28%	3.16%	3.21%	1.80%	0.69%	0.18%
Portfolio turnover rate(c)(e)	104%	86%	13%	129%	60%	155%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.

(f)	Prior to March 15, 2021, Cambria Tail Risk ETF was known as Cambria Sovereign Bond ETF.

Financial Highlights

Cambria Trinity ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$25.34	$25.50	$24.81	$26.82	$27.36	$21.32

INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.78	0.93	0.89	1.59	0.42
Net realized and unrealized gain (loss) on investments(b)	2.60	(0.15)	0.70	(1.96)	(0.51)	6.07
Total from investment operations	3.02	0.63	1.63	(1.07)	1.08	6.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.79)	(0.91)	(0.64)	(1.60)	(0.45)
Net realized gains	—	—	(0.03)	(0.30)	(0.02)	—
Total distributions	(0.39)	(0.79)	(0.94)	(0.94)	(1.62)	(0.45)
Net asset value, end of period	$27.97	$25.34	$25.50	$24.81	$26.82	$27.36

TOTAL RETURN(c)	11.98%	2.44%	6.72%	-3.99%	3.98%	30.81%

SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$117,478	$108,962	$107,111	$119,100	$50,958	$43,778
Ratio of expense to average net assets (e)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(e)	3.10%	3.01%	3.73%	3.54%	5.78%	1.77%
Portfolio turnover rate(c)(f)	15%	66%	69%	102%	26%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Cambria Value and Momentum ETF

	Period ended October 31, 2025	Year ended April 30,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$28.93	$28.72	$24.63	$26.22	$23.21	$16.64

INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.31	0.25	0.54	0.25	0.14
Net realized and unrealized gain (loss) on investments(b)	3.75	0.41	4.10	(1.66)	3.02	6.63
Total from investment operations	3.87	0.72	4.35	(1.12)	3.27	6.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.32)	(0.26)	(0.47)	(0.26)	(0.20)
Return of capital	—	(0.19)	—	—	—	—
Total distributions	(0.11)	(0.51)	(0.26)	(0.47)	(0.26)	(0.20)
Net asset value, end of period	$32.69	$28.93	$28.72	$24.63	$26.22	$23.21

TOTAL RETURN(c)	13.40%	2.52%	17.75%	-4.34%	14.17%	41.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,021	$52,072	$61,749	$64,036	$31,469	$18,567
Ratio of expenses to average net assets(d)	0.64%	0.64%	0.64%	0.61%	0.59%	0.61%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.05%	0.05%	0.05%	0.02%	—%	0.02%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(d)	0.74%	1.06%	0.94%	2.00%	1.02%	0.70%
Portfolio turnover rate(c)(e)	30%	86%	63%	71%	78%	97%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011, as an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Cannabis ETF, Cambria Emerging Shareholder Yield ETF, Cambria Fixed Income Trend ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Asset Allocation ETF, Cambria Global Momentum ETF, Cambria Global Real Estate ETF, Cambria Global Value ETF, Cambria LargeCap Shareholder Yield ETF, Cambria Micro and SmallCap Shareholder Yield ETF, Cambria Shareholder Yield ETF, Cambria Tactical Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, and Cambria Value and Momentum ETF (“Cannabis ETF”, “Emerging Shareholder Yield ETF”, ‘Fixed Income Trend ETF”, “Foreign Shareholder Yield ETF”, “Global Asset Allocation ETF”, “Global Momentum ETF”, “Global Real Estate ETF”, “Global Value ETF”, “LargeCap Shareholder Yield ETF”, “Micro and SmallCap Shareholder Yield ETF”, “Shareholder Yield ETF”, “Tactical Yield ETF”, “Tail Risk ETF”, “Trinity ETF”, and “Value and Momentum ETF”, respectively, and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. Tidal Investments LLC (the “Sub-Adviser”), a Tidal Financial Group company, serves as the sub-adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified and actively managed.

The investment objective of Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Cannabis ETF inception date was July 24, 2019.

The investment objective of Emerging Shareholder Yield ETF is to seek income and capital appreciation. The Emerging Shareholder Yield ETF inception date was July 13, 2016.

The investment objective of Fixed Income Trend ETF is to seek income and capital appreciation. The Fixed Income Trend ETF inception date was March 27, 2025.

The investment objective of Foreign Shareholder Yield ETF is to seek income and capital appreciation. The Foreign Shareholder Yield ETF inception date was December 2, 2013.

The investment objective of Global Asset Allocation ETF is to seek income and capital appreciation. The Global Asset Allocation ETF inception date was December 9, 2014.

The investment objective of Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Global Momentum ETF inception date was November 3, 2014.

The investment objective of Global Real Estate ETF is to seek income and capital appreciation. The Global Real Estate ETF inception date was September 23, 2020.

The investment objective of Global Value ETF is to seek income and capital appreciation. The Global Value ETF inception date was March 11, 2014.

The investment objective of LargeCap Shareholder Yield ETF is to seek income and capital appreciation. The LargeCap Shareholder Yield ETF inception date was July 11, 2024.

The investment objective of Micro and SmallCap Shareholder Yield ETF is to seek income and capital appreciation. The Micro and SmallCap Shareholder Yield ETF inception date was January 3, 2024.

The investment objective of Shareholder Yield ETF is to seek income and capital appreciation. The Shareholder Yield ETF inception date was May 13, 2013.

The investment objective of Tactical Yield ETF is to seek income and capital appreciation. The Tactical Yield ETF inception date was January 3, 2024.

The investment objective of Tail Risk ETF is to seek to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Tail Risk ETF inception date was April 5, 2017.

The investment objective of Trinity ETF is to seek income and capital appreciation. The Trinity ETF inception date was September 10, 2018.

The investment objective of Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Value and Momentum ETF inception date was September 8, 2015.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called (“Creation Units”). Creation Units are to be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates - The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Funds.

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market ( “NASDAQ”), including securities traded over-the-counter (“OTC”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price and short option positions are valued at the most recent ask price.

Forward foreign currency contracts and swap contracts are generally valued based on the marked-to-market value of the contract. Pricing services, approved and monitored pursuant to a policy approved by the Funds’ Board, provide market quotations based on both market prices and indicative bids.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser serve as its “Valuation Designee” and perform fair value determinations on behalf of all series of the Trust, subject to the Board’s supervision and direction. The following securities may be fair valued by the Valuation Designee: (1) securities for which market quotations are insufficient or not readily available; (2) securities for which, in the judgment of the Valuation Designee, the prices or values do not represent the fair value of the instrument; and (3) securities deemed to be illiquid. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the current price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors.

Under Rule 2a-5 of the 1940 Act, a fair value is determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Valuation Procedures, as applicable, of the Investment Adviser, subject to oversight by the Board. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

Cannabis ETF
Assets

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$10,423,553	$—	$—	$10,423,553
Real Estate Investment Trusts	346,011		—	346,011
U.S. Treasury Bills	—	5,789,353	—	5,789,353
Money Market Funds	2,798,423		—	2,798,423
Total Investments in Securities	$13,567,987	$5,789,353	$—	$19,357,340

Liabilities
Other Financial Instruments(a):
Total Return Swaps	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(a)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of October 31, 2025.

Emerging Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$598,783,800	$—	$5	(a)	$598,783,805
Money Market Funds	7,631,555	—	—		7,631,555
Total Investments in Securities	$606,415,355	$—	$5	(a)	$606,415,360

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Fixed Income Trend ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,493,815	$—	$—	$21,493,815
Money Market Funds	99,407	—	—	99,407
Total Investments in Securities	$21,593,222	$—	$—	$21,593,222

Foreign Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$441,469,062	$—	$—	$441,469,062
Investments Purchased with Proceeds from Securities Lending	6,655,021	—	—	6,655,021
Money Market Funds	3,172,939	—	—	3,172,939
Total Investments in Securities	$451,297,022	$—	$—	$451,297,022

Global Asset Allocation ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$58,717,598	$—	$—	$58,717,598
Investments Purchased with Proceeds from Securities Lending	3,795,607	—	—	3,795,607
Money Market Funds	222,684	—	—	222,684
Total Investments in Securities	$62,735,889	$—	$—	$62,735,889

Global Momentum ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$117,376,204	$—	$—	$117,376,204
Investments Purchased with Proceeds from Securities Lending	8,751,368	—	—	8,751,368
Money Market Funds	485,393	—	—	485,393
Total Investments in Securities	$126,612,965	$—	$—	$126,612,965

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

Global Real Estate ETF
Investments in Securities	Level 1	Level 2	Level 3		Total
Real Estate Investment Trusts	$46,851,841	$—	$—		$46,851,841
Common Stocks	3,102,708	—	—		3,102,708
Money Market Funds	169,266	—	—		169,266
Investments Purchased with Proceeds from Securities Lending	54,574				54,574
Total Investments in Securities	$50,178,389	$—	$—		$50,178,389

Global Value ETF
Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$332,749,274	$—	$—	(a)	$332,749,274
Preferred Stocks	13,075,790	—	—		13,075,790
Real Estate Investment Trusts	2,969,344	—	—		2,969,344
Money Market Funds	3,873,085	—	—		3,873,085
Total Investments in Securities	$352,667,493	$—	$—		$352,667,493

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

LargeCap Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$5,132,256	$—	$—	$5,132,256
Money Market Funds	257,149	—	—	257,149
Total Investments in Securities	$5,389,405	$—	$—	$5,389,405

Micro and SmallCap Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$14,936,956	$—	$—	$14,936,956
Investments Purchased with Proceeds from Securities Lending	483,780	—	—	483,780
Money Market Funds	232,217	—	—	232,217
Total Investments in Securities	$15,652,953	$—	$—	$15,652,953

Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$858,696,918	$—	$—	$858,696,918
Money Market Funds	13,091,189	—	—	13,091,189
Investments Purchased with Proceeds from Securities Lending	8,233,771	—	—	8,233,771
Total Investments in Securities	$880,021,878	$—	$—	$880,021,878

Tactical Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$26,639,856	$—	$26,639,856
Money Market Funds	27,544	—	—	27,544
Total Investments in Securities	$27,544	$26,639,856	$—	$26,667,400

Tail Risk ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$93,198,753	$—	$93,198,753
Purchased Options	—	5,486,940	—	5,486,940
Money Market Funds	4,840,778	—	—	4,840,778
Total Investments in Securities	$4,840,778	$98,685,693	$—	$103,526,471

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

Trinity ETF
Investments in Securities	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$117,097,974	$—	$—		$117,097,974
Investments Purchased with Proceeds from Securities Lending	2,766,950	—	—		2,766,950
Money Market Funds	370,544	—	—		370,544
Total Investments in Securities	$120,235,468	$—	$—		$120,235,468

Value and Momentum ETF

Assets
Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$60,239,763	$—	$98,575	(a)	$60,338,338
Real Estate Investment Trusts	542,021	—	—		542,021
Money Market Funds	3,546,967	—	—		3,546,967
Investments Purchased with Proceeds from Securities Lending	1,265,362	—	—		1,265,362
Total Investments in Securities	$65,594,113	$—	$98,575		$65,692,688

Liabilities
Other Financial Instruments(b):
Futures Contracts	$(774,895)	$—	$—		$(774,895)
Total Other Financial Instruments	$(774,895)	$—	$—		$(774,895)

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
(b)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of October 31, 2025.

Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — Consistent with its investment objective and strategies, Value and Momentum ETF utilized futures contracts during the period ended October 31, 2025. The Value and Momentum ETF’s investment in futures contracts is designed to enable it to more closely approximate the performance of its benchmark index. Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance its returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. If a margin deposit was made upon entering into futures contracts, it is included in Deposit at Broker for other investments on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include: 1) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; 2) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date; 3) Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction and; 4) losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

Options Written/Purchased - The Value and Momentum ETF and Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets. A Fund may also invest in equity option contracts to enhance its returns. The Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one-month periods. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. There is risk that a Fund may pay a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swaps Contracts - Swap contracts are agreements among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of an underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), commodities, and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its Share price.

The fair value of derivative instruments as of October 31, 2025:

	Asset Derivatives		Liabilities Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Cannabis ETF
Equity Contracts (Swap Contracts)	Unrealized appreciation on swaps	N/A	Unrealized depreciation on swaps	N/A
Total

Tail Risk ETF
Equity Contracts (Option Contracts)	Investments, at value	$5,486,940	Investments, at value	N/A
Total		$5,486,940

Value and Momentum ETF
Equity Risk (Futures Contracts)	Unrealized appreciation on futures contracts	N/A	Unrealized depreciation on futures contracts	$(774,895	)*
Total				$(774,895	)*

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedules of Investments. Only current day’s variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended October 31, 2025:

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/(Depreciation) on Derivatives

Cannabis ETF
Equity Risk (Swap Contracts)	Net Realized Gain (Loss) from Swap Contracts/Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	$94,134	$—
Total		$94,134	$—

Tail Risk ETF
Equity Contracts (Option Contracts)*	Net Realized Gain (Loss) from Investments in Unaffiliated Issuers/Net Change in Unrealized Appreciation (Depreciation) on Investments of Unaffiliated Issuers	$(7,343,875)	$(3,203,170)
Total		$(7,343,875)	$(3,203,170)

Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Gain (Loss) from Futures Contracts/Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	$(4,656,798)	$(1,723,327)
Total		$(4,656,798)	$(1,723,327)

*	Purchased options are included within net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

The monthly average notional value of lwap contracts during the period ended October 31, 2025, for Cannabis ETF was $5,149,903 The average notional value of purchased option contracts during the period ended October 31, 2025, for Tail Risk ETF was $372,149,406 The monthly average notional value of futures contracts during the period ended October 31, 2025, for the Value and Momentum ETF was ($29,742,971).

Federal Income Taxes - The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current year. However, management’s conclusions regarding tax positions may be subject to review and adjusted at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of the period ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable. During the year/period, the Funds did not incur any interest or penalties.

Expenses - All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

Security Transactions and Investment Income - Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends and foreign capital gains tax have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Foreign Taxes - The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders - The Funds generally pay out dividends from their net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. All distributions are recorded on the ex-dividend date.

Creation Units - The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares (except for the Micro and SmallCap Shareholder Yield ETF, the LargeCap Shareholder Yield ETF, and the Fixed Income Trend ETF which transact in groups of 25,000 shares) called creation units. Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

ALPS Distributors Inc. (the “Distributor”), the Funds’ Distributor, has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Funds.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the period ended October 31, 2025:

Fund	Creation Unit Shares	Creation Fee	Value	Redemption Fee	Variable Charge
Cannabis ETF	50,000	$500	$290,000	$500	Up to 2.0%
Emerging Shareholder Yield ETF	50,000	3,500	1,909,000	3,500	Up to 2.0%
Fixed Income Trend ETF	25,000	300	635,000	300	Up to 2.0%
Foreign Shareholder Yield ETF	50,000	2,500	1,545,500	2,500	Up to 2.0%
Global Asset Allocation ETF	50,000	500	1,593,000	500	None
Global Momentum ETF	50,000	500	1,636,500	500	Up to 2.0%
Global Real Estate ETF	50,000	1,500	1,255,500	1,500	Up to 2.0%
Global Value ETF	50,000	3,500	1,497,500	3,500	Up to 2.0%
LargeCap Shareholder Yield ETF	25,000	300	674,750	300	Up to 2.0%
Micro and SmallCap Shareholder Yield ETF	25,000	300	632,250	300	Up to 2.0%
Shareholder Yield ETF	50,000	700	3,367,000	700	None
Tactical Yield ETF	50,000	300	1,270,000	300	Up to 2.0%
Tail Risk ETF	50,000	500	591,500	500	None
Trinity ETF	50,000	300	1,398,500	300	None
Value and Momentum ETF	50,000	700	1,634,500	700	None

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable Deposit Securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities. Amounts are disclosed as segregated cash balances with Authorized Participants for Deposit Securities and payable for collateral upon return of Deposit at Broker for other investments on the Statements of Assets and Liabilities.

Illiquid Securities - A security is considered illiquid if a Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents - Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect, or potential effect, of netting arrangements on the Funds for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement, or similar agreement, or meet the following criteria to offset assets and liabilities: 1) the amounts owed by a Fund to another party are determinable; 2) a Fund has the right to offset the amounts owed with the amounts owed by the other party; 3) a Fund intends to offset assets and liabilities, which can be enforced by law.

As of October 31, 2025, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement. See Note 9 for offsetting related to securities lending.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement - The Investment Adviser is responsible for overseeing the management and business affairs of the Funds and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Advisory Agreement”) with respect to the Funds. Pursuant to the Advisory Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily net assets for the services and facilities it provides payable at an annual rate of 0.59% (except for the Fixed Income Trend ETF, which pays an annual advisory fee rate of 0.49% of its average daily net assets), and also excluding the Global Asset Allocation ETF and Trinity ETF, neither of which is charged an advisory fee.

With respect to each Fund, except the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Global Value ETF and Emerging Shareholder Yield ETF may pay up to 0.10% of each Funds average daily net assets in custody fees. The Advisory Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Cannabis ETF has contractually agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2026, unless otherwise terminated by the Board. The waived fees are not eligible for recapture by the Investment Adviser. The Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million. During the period ended October 31, 2025, the Investment Adviser voluntarily waived the following:

Fund	Fees Waived
Cannabis ETF	$41,898	(a)
Fixed Income Trend ETF	42,926
Global Real Estate ETF	125,608
LargeCap Shareholder Yield ETF	14,762
Micro and SmallCap ETF	41,144
Tactical Yield ETF	84,048

(a)	Total fees waived includes the contractual waiver and voluntary waiver, which amounted to annualized impacts of 0.17% and 0.42% as a percentage of average net assets, respectively.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

These voluntary waivers are in addition to the Cannabis ETF’s contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time. The fees waived are not eligible for recapture by the Investment Adviser. Additionally, the Investment Adviser earned $132,034 in Investment Advisory Fees from the Global Momentum ETF related to the Fund’s investment in affiliated funds, which is included in the total amount of Investment Advisory Fees presented in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee of 0.03% on the first $2 billion of the Funds aggregate average daily net assets and 0.025% of average daily net assets over $2 billion by the Adviser, which is calculated and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal.

Administrator, Custodian and Transfer Agent - Tidal ETF Services LLC (“Tidal”) serves as the Funds’ Administrator and, in that capacity, performs various administrative and management services for the Funds, and prepares reports and materials to be supplied to the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings and reports for the Funds, including regulatory compliance monitoring and financial reporting; and monitors the activities of the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds, as applicable. BBH also serves as a custodian for certain securities pursuant to a custodian agreement.

Distribution Agreement - The Distributor serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the Trust are affiliated with the Investment Adviser, Sub-Adviser and Administrator.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, U.S. government and short-term securities, were:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cannabis ETF	$5,323,338	$2,068,273
Emerging Shareholder Yield ETF	109,616,616	97,048,382
Fixed Income Trend ETF	11,688,906	11,772,037
Foreign Shareholder Yield ETF	81,054,575	79,171,224
Global Asset Allocation ETF	4,170,533	4,624,791
Global Momentum ETF	49,032,471	49,077,290
Global Real Estate ETF	22,691,516	20,060,336
Global Value ETF	114,778,293	57,718,033
LargeCap Shareholder Yield ETF	181,552	418,629
Micro and SmallCap Shareholder Yield ETF	4,181,324	4,517,102
Shareholder Yield ETF	207,223,507	216,830,628
Tactical Yield ETF	—	—
Tail Risk ETF	6,913,193	2,783,244
Trinity ETF	17,676,285	17,502,470
Value and Momentum ETF	16,576,310	18,006,792

For the period ended October 31, 2025, the Tail Risk ETF had purchases and sales of U.S. government securities of $90,031,738 and $112,607,144, respectively.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

During the period ended October 31, 2025, the Funds realized net capital gains (losses) resulting from redemptions in-kind in which Authorized Participants exchange Fund Shares for securities held by the fund rather than for cash.

For the period ended October 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases of	Proceeds from	Net Realized
Fund	Securities	Sales of Securities	Gain/(Loss)
Cannabis ETF	$172,456	$1,054,178	$300,334
Emerging Shareholder Yield ETF	13,031,669	5,338,546	1,488,187
Fixed Income Trend ETF	7,940,533	—	—
Foreign Shareholder Yield ETF	111,794,504	54,458,708	18,063,093
Global Asset Allocation ETF	4,483,328	4,001,905	1,288,606
Global Momentum ETF	—	3,142,386	521,964
Global Real Estate ETF	10,815,042	—	—
Global Value ETF	95,739,121	26,688,438	9,475,674
LargeCap Shareholder Yield ETF	647,584	—	—
Micro and SmallCap Shareholder Yield ETF	5,159,299	1,906,758	370,317
Shareholder Yield ETF	34,980,551	181,405,990	20,839,987
Tactical Yield ETF	—	—	(5,953)
Tail Risk ETF	12,334,910	19,689,750	(38,069)
Trinity ETF	—	2,681,565	348,483
Value and Momentum ETF	18,326,167	11,048,309	4,947,089

Cambria ETF Trust	Notes to Financial Statements

6. PRINCIPAL INVESTMENT RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks.’’ Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Buyback Risk. When a company repurchases its shares from the marketplace through share buybacks, investors may perceive this action to be a reflection of management’s belief that company shares are undervalued, but there is no guarantee that the price of a company’s stock will increase after the company announces a buyback. Accordingly, share buybacks may not be an accurate predictor of a company’s value or future share performance.

Cannabis Industry Risk. Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, processing, transportation, sale, marketing and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate, process, transport, store, market, sell or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. The Cannabis ETF invests in publicly-traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states as well as the District of Columbia and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and further discourage banks from expanding their services to cannabis-related companies where such services are currently limited, notwithstanding cannabis banking guidance provided by the Financial Crimes Enforcement Network of the U.S. Department of Treasury (“FINCEN”). This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies. In particular, the stepped up enforcement of marijuana laws by the federal government would adversely affect the value of the Fund’s U.S. investments, if any, as well as the Fund’s future ability to invest in Cannabis Companies primarily listed and traded on a U.S. national securities exchange and/or engaged in cannabis-related businesses in the U.S. Cannabis Companies that engage in legal medical or pharmaceutical research or the legal production and distribution of controlled substances such as marijuana must be registered with the Drug Enforcement Administration (“DEA”) to perform such activities. Further, the DEA has no obligation to ever issue such registration to cannabis or marijuana products. In addition, although the DOJ published a notice of proposed rulemaking with the Federal Register on May 21, 2024, to initiate a formal rulemaking process to reconsider rescheduling marijuana under the Controlled Substances Act (“CSA”), until a final rule is published, cannabis remains a Schedule I controlled substance and is subject to the limitations of Section 280E of the Code. Section 280E applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies.

U.S. Regulation of Hemp and Hemp-Derived CBD. The Farm Bill effectively removes hemp, its extracts, derivatives, including hemp-derived cannabinoids such as CBD from the CSA’s list of controlled substances and allows states to regulate its production, commerce, and research with approval from the United States Department of Agriculture (“USDA”). However, it is unlawful under federal law to market a food or dietary supplement that contains CBD. CBD also may not be included as an active ingredient in any OTC drug product that is not the subject of a U.S. Food and Drug Administration (“FDA”)-approved marketing application. FDA has the authority to remove from the market any CBD product that does not comply with the agency’s requirements. Accordingly, companies selling food or dietary supplements containing CBD may face federal enforcement action and would not be permitted to sell or market their products.

Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world. These laws and regulations are subject to change and may have a significant impact on the operations of a Cannabis Company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business. In Canada, the Cannabis Act, along with the related provincial and territorial legislation regulating adult use, distribution and sales, established a legal framework in Canada for the production, distribution, sale, and possession of both medical cannabis and adult use marijuana. However, there can be no assurance that Canadian federal, provincial, or territorial laws regulating cannabis will not be repealed or overturned or that governmental authorities will not limit the application of such laws within their respective jurisdictions.

Cambria ETF Trust	Notes to Financial Statements

Cash Redemption Risk. A Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. The Funds may invest in commodity-related companies, commodity futures and physical commodities through the Underlying Vehicles. These investments may subject the Funds to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Funds’ holdings.

Concentration Risk. The Fund’s investments are concentrated in real estate-related industries, and the Fund may be susceptible to loss due to adverse occurrences affecting these industries.

Real Estate Industry Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Corporate Bond Risk. Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Counterparty Risk. The Funds bear the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Funds will lose money and the value of an investment in Funds’ Shares may decrease. In addition, the Funds may engage in such investment transactions with a limited number of counterparties.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Funds’ investments.

Cyber Security Risk. Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of the Funds’ operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber attacks affecting the Funds’ third-party service providers, including the Investment Adviser, the sub-adviser, the custodian, the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cyber security breaches.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Swaps Contract Risk. Swap contracts are agreements among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of an underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Cambria ETF Trust	Notes to Financial Statements

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Equity Investing Risk. An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

ETF Structure Risk. The Funds are ETFs, and, as a result of an ETF’s structure, they are exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear their proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Funds’ investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Funds’ returns.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Funds to leverage.

Cambria ETF Trust	Notes to Financial Statements

Geographic Investment Risk. To the extent the Funds invest a significant portion of assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Canada Risk. Changes to the U.S. economy may significantly affect the Canadian economy because the U.S. is Canada’s largest trading partner and foreign investor. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Accordingly, a change in the supply and demand of these resources, both in Canada and worldwide, can have a significant effect on Canadian market performance. Conditions that weaken demand for its products worldwide could have a negative impact on the Canadian economy as a whole.

China Risk. Investments in China involve risks closely tied to the social, political, and economic conditions within China. The Chinese economy may experience slower growth if domestic or global demand for Chinese goods decreases significantly and/or key trading partners implement protectionist measures such as trade tariffs. China’s economy is also susceptible to economic recession, market inefficiency, rising inflation rates, volatility and pricing anomalies that may be connected to governmental influence, a lack of public information and/or social and political instability. The Chinese government maintains strict currency controls, regularly intervenes in the currency market, and plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital.

Europe Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. In addition, the United Kingdom has formally exited the EU (“Brexit”). Although it remains unclear what the potential consequences of Brexit may be, the economies of Europe and the United Kingdom, as well as the broader global economy, could be significantly impacted by Brexit, which may result in lower economic growth and increased volatility and illiquidity across global markets.

Japan Risk. The economy of Japan is heavily dependent on international trade, government support, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. Trade tariffs and other protectionist measures could also have an adverse impact on the Japanese export market.

Latin America Risk. Investments in securities of issuers in Latin American countries involve risks that are specific to the Latin American region, including social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions or funds that focus their investments in more than one region. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated

South Africa Risk. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may also be vulnerable to significant fluctuations and devaluation. Access to health care, unemployment, limited economic opportunity, and other financial constraints, continue to present obstacles to South Africa’s full economic development. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. There can be no assurance that initiatives by the South African government to address these issues will achieve the desired results.

South Korea Risk. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.

Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Hedging Risk. Options used by the Funds to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Funds’ put option strategy will be effective. It may expose the Funds to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested, directly or indirectly, in U.S. government bonds and ex-U.S. sovereign bonds. Further, the put option strategy may not fully protect the Funds against declines in the value of their portfolio securities.

Cambria ETF Trust	Notes to Financial Statements

High-Yield Securities Risk. High-yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High-yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high-yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Inflation-Protected Security Risk. Inflation-protected securities, such as Treasury Inflation-Protected Securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Risks associated with rising interest rates are heightened given the Federal Reserve’s recent increases in interest rates. To the extent that rates increase substantially and/or rapidly, the Funds may be subject to significant losses.

International Closed-Market Trading Risk. Because the Funds’ investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large-Capitalization Company Risk. The Funds’ investments in large-capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. Certain of the Funds’ investments may expose the Funds to leverage, causing the Funds’ value to be more volatile.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. A significant, rapid rise in interest rates may result in a period of volatility and increased redemptions if Fund securities become illiquid and are forced to sell the illiquid securities at disadvantageous times or prices. This could have a negative effect on the Funds’ ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Funds are actively managed using a model-based approach, and the Adviser selects Fund investments on a periodic basis using a proprietary quantitative algorithm developed by the Adviser for the Funds. There can be no guarantee that these strategies and processes, or the Adviser’s quantitative model, will be effective or successful investment management techniques or that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular Fund investments will be correct even if the Adviser’s overall investment strategies and processes are otherwise effective. Further, there is no guarantee that the Funds will achieve their investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actions, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Micro-Capitalization Company Risk. Micro-capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro-capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Momentum Investing Risk. A Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Mortgage-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of MBS. In addition, MBS generally can be prepaid at any time, and prepayments that occur either more quickly (prepayment risk) or more slowly (extension risk) than expected can adversely impact the value of such securities. MBS may be negatively affected by the quality of the underlying mortgages, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. MBS not backed by the full faith and credit of the U.S. government are subject to the risk of default on the underlying mortgage, particularly during periods of economic downturn.

Cambria ETF Trust	Notes to Financial Statements

Municipal Security Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities that have limited taxing authority, such as school districts, or are dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry

Portfolio Turnover Risk. The Funds’ strategies may frequently involve buying and selling portfolio securities to rebalance the Funds’ exposure to various market sectors. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Funds’ performance to be less than you expect.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies

Private Credit Risk. The Fund may invest indirectly in private credit through registered ETFs. Investments in private securities are illiquid. Private securities are not traded in public markets and can be subject to various restrictions on resale. In addition, there can be no assurance that the Fund, through its investments in other ETFs, will be able to realize the value of private securities in a timely manner. Further, private credit investments can range in credit quality depending on security-specific factors, including total leverage.

Quantitative Security Selection Risk. The Investment Adviser uses quantitative techniques to generate investment decisions and select securities, and the Funds may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on a Fund and its shareholders.

Real Estate Industry Risk. The Funds are subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems, and natural disasters.

Real Estate Investment Trust “REIT” Risk. In addition to the risks associated with the direct ownership of real estate and real estate-related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Sector Risk – To the extent that the Funds invest a significant portion of assets in a particular sector, the Funds may be susceptible to loss due to adverse occurrences affecting that sector.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of their local economy, the international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Consumer Staples Sector Risk. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

Energy Sector Risk. The energy sector includes, for example, oil, gas, and consumable fuel companies. Energy companies can be substantially impacted by, among other things, the volatility of oil prices, worldwide supply and demand, worldwide economic growth, and political instability in oil or gas producing regions such as the Middle East and Eastern Europe.

Financials Sector Risk. Performance of companies in the Financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Cambria ETF Trust	Notes to Financial Statements

Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk. Technology companies face intense competition, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Utilities Sector Risk. Utilities include companies such as electric, gas and water firms and renewable energy companies. Companies in the utilities sector may be adversely impacted by many factors, including, among others, supply and demand, operating costs, financing costs, rate caps or rate changes, government regulation and environmental factors. Deregulation of utilities may also subject these companies to increased competition and reduce their profitability.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Funds will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Funds’ exposure to the market, and may increase losses and the volatility of returns.

Small- and Medium-Capitalization Company Risk. Investing in securities of small- and medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small- and medium-capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Funds’ NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high-yield debt securities, as discussed in each applicable Funds’ prospectus.

Swap Contracts Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Underlying Vehicle Counterparty and Leverage Risk. Through its investments in affiliated and unaffiliated ETFs and other ETPs (collectively, “Underlying Vehicles”), the Funds may be indirectly exposed to additional risks. For example, if an Underlying Vehicle contracts with a counterparty, the Funds indirectly bears the risk that the counterparty fails to honor its obligations, causing the Underlying Vehicle, and therefore the Fund, to lose money and decline in value. Derivatives used by Underlying Vehicles may include leverage, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain Underlying Vehicles may comply with their obligations related to certain derivatives in accordance with Rule 18f-4 under the 1940 Act, as applicable, the Fund’s value-at-risk limitations (if applicable) may not prevent losses greater than the value of those obligations. Other Underlying Vehicles may not employ any risk management procedures at all, leading to even greater losses. Due to the Funds’ investments in Underlying Vehicles, the value of the Funds’ Shares may be volatile.

U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Funds. The securities of other U.S. government-sponsored entities (“GSEs”) may not be backed by the full faith and credit of the U.S. government, but rather supported through federal subsidies, loans, or other benefits.

Value Investment Risk. The Funds may consider certain value metrics when selecting stocks for inclusion in their portfolio and, as a result, the Funds may underperform when the market favors stocks with growth characteristics or a non-value investment approach. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the six months ended October 31, 2025 (estimated) and the prior fiscal year/period ended April 30, 2025, respectively, were as follows:

	Year/Period Ended October 31, 2025			Year/Period Ended April 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cannabis ETF	$86,450	$—	$—	$748,350	$—	$—
Emerging Shareholder Yield ETF	15,586,399	—	—	18,218,875	—	—
Fixed Income Trend ETF	511,234	—	—	—	—	—
Foreign Shareholder Yield ETF	12,127,425	—	—	12,944,687	—	—
Global Asset Allocation ETF	978,133	—	—	2,233,576	—	63,710
Global Momentum ETF	980,047	—	—	2,057,727	—	1,736,844
Global Real Estate ETF	939,403	—	—	2,714,991	—	192,966
Global Value ETF	5,924,554	—	—	4,607,623	—	—
LargeCap Shareholder Yield ETF	69,862	—	—	144,888	—	—
Micro and SmallCap Shareholder Yield ETF	168,077	—	—	1,045,181	—	320,199
Shareholder Yield ETF	11,783,569	—	—	24,388,078	—	—
Tactical Yield ETF	552,611	—	—	849,555	—	—
Tail Risk ETF	1,321,500	—	—	2,096,066	—	—
Trinity ETF	1,649,583	—	—	3,325,439	—	—
Value and Momentum ETF	207,615	—	—	580,310	—	352,764

Funds are permitted to carry forward losses for an unlimited period and losses that are carried forward will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Cannabis ETF	$743,322	$22,490,152
Emerging Shareholder Yield ETF	5,727,849	3,044,622
Fixed Income Trend ETF	223,874	—
Foreign Shareholder Yield ETF	15,181,234	15,534,461
Global Asset Allocation ETF	4,107	1,298,594
Global Momentum ETF	21,021,907	—
Global Real Estate ETF	5,570,375	1,200,971
Global Value ETF	390,099	30,423,793
LargeCap Shareholder Yield ETF	224,903	—
Micro and SmallCap Shareholder Yield ETF	593,684	14,749
Shareholder Yield ETF	42,028,453	42,876,310
Tactical Yield ETF	—	—
Tail Risk ETF	53,115,559	122,517,671
Trinity ETF	5,071,963	2,053,094
Value and Momentum ETF	24,596,635	5,501,075

Cambria ETF Trust	Notes to Financial Statements

For the year ended April 30, 2025, the Global Momentum ETF and Tail Risk ETF utilized $851,943 and $304,634 of capital loss carryforward, respectively.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of April 30, 2025, the Cambria Cannabis ETF had $2,513,374 in late-year losses. As of April 30, 2025, the remaining Funds had not elected to defer any post-October or late-year losses.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency and distributable (accumulated) earnings (losses) held by the Funds at April 30, 2025, were as follows:

	Cannabis ETF	Emerging Shareholder Yield ETF	Fixed Income Trend ETF	Foreign Shareholder ETF	Global Asset Allocation ETF
Investments, at cost	$9,218,708	$487,693,586	$12,899,129	$333,616,409	$61,520,742
Gross tax unrealized appreciation	1,365,633	63,560,842	25,986	31,853,551	4,668,569
Gross tax unrealized depreciation	(2,210,914)	(63,972,968)	(82,743)	(28,597,939)	(2,966,690)
Net tax unrealized appreciation (depreciation)	(845,281)	(412,126)	(56,757)	3,255,612	1,701,879
Undistributed ordinary income (loss)	—	6,874,715	6,873	5,203,518	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	6,874,715	6,873	5,203,518	—
Other accumulated gain (loss)	(25,732,345)	(8,751,513)	(223,874)	(30,851,430)	(1,302,701)
Total distributable (accumulated) earnings (losses)	$(26,577,626)	$(2,288,924)	$(273,758)	$(22,392,300)	$399,178

	Global Momentum ETF	Global Real Estate ETF	Global Value ETF	LargeCap Shareholder Yield ETF	Micro and SmallCap Shareholder Yield ETF
Investments, at cost	$103,674,964	$37,860,697	$179,899,766	$4,813,612	$12,361,878
Gross tax unrealized appreciation	7,872,498	1,783,567	25,406,932	57,366	467,820
Gross tax unrealized depreciation	(1,207,808)	(3,968,056)	(20,087,431)	(597,280)	(2,731,421)
Net tax unrealized appreciation (depreciation)	6,664,690	(2,184,489)	5,319,501	(539,914)	(2,263,601)
Undistributed ordinary income (loss)	—	—	2,557,279	25,928	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	—	2,557,279	25,928	—
Other accumulated gain (loss)	(21,021,907)	(6,757,637)	(30,788,542)	(224,903)	(608,433)
Total distributable (accumulated) earnings (losses)	$(14,357,217)	$(8,942,126)	$(22,911,762)	$(738,889)	$(2,872,034)

	Shareholder Yield ETF	Tactical Yield ETF	Tail Risk ETF	Trinity ETF	Value and Momentum ETF
Investments, at cost	$1,072,668,285	$44,479,766	$152,424,626	$112,083,233	$44,402,856
Gross tax unrealized appreciation	67,339,944	5,625	5,898,056	6,487,642	5,882,465
Gross tax unrealized depreciation	(216,602,023)	(2,039)	(5,695,255)	(3,093,715)	(3,381,459)
Net tax unrealized appreciation (depreciation)	(149,262,079)	3,586	202,801	(3,393,927)	2,501,006
Undistributed ordinary income (loss)	1,823,074	233,741	584,476	23,938	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	1,823,074	233,741	584,476	23,938	—
Other accumulated gain (loss)	(84,904,944)	—	(175,633,230)	(7,125,057)	(30,097,710)
Total distributable (accumulated) earnings (losses)	$(232,343,949)	$237,327	$(174,845,953)	$(3,707,192)	$(27,596,704)

Cambria ETF Trust	Notes to Financial Statements

October 31, 2025 (Unaudited)

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies, partnership investments, the tax treatment of grantor trusts, and certain marked-to-market adjustments.

9. SECURITIES LENDING

Certain Funds have entered into a Securities Lending Agreement with U.S. Bank N.A., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cash collateral received in connection with securities lending of each applicable Fund is invested in First American Government Obligations Fund Class X and is presented on the Schedules of Investments.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight and continuous maturities and non-cash collateral, if any, which would be subject to offset as of October 31, 2025:

Fund	Value of Securities on Loan	Payable on Collateral Received
Foreign Shareholder Yield ETF	$6,346,730	$6,655,021
Global Asset Allocation ETF	3,719,304	3,795,607
Global Momentum ETF	8,488,406	8,751,368
Global Real Estate ETF	52,788	54,574
Micro and SmallCap Shareholder Yield ETF	471,777	483,780
Shareholder Yield ETF	8,014,469	8,233,771
Trinity ETF	2,702,656	2,766,950
Value and Momentum ETF	1,229,594	1,265,362

10. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	January 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 9, 2026

* Print the name and title of each signing officer under his or her signature.